SEMIANNUAL REPORT  APRIL 30, 2000

Prudential
Global Growth Fund

Fund Type Global stock
Objective Long-term growth of capital

(GRAPHIC)

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

Investment Goals and Style
The Prudential Global Growth Fund (the Series) invests primarily in U.S. and foreign stocks. We study cultural, social, and demographic forces looking for growth industries. We try to buy strong companies in these industries when their earnings growth potential has not been fully priced by local stock markets. Because it invests globally, the Series is subject to the special risks associated with foreign investments, including currency, political and social risks, and potential illiquidity. There can be no assurance that the Series will achieve its investment objective of long-term growth of capital.

Geographic Concentration

  Expressed as a percentage of
net assets as of 4/30/00
    44.8%  United States
    20.6   Continental Europe
     9.5   United Kingdom
     8.7   Japan
     3.8   Asia Ex-Japan
    12.6   Cash & Equivalents

Ten Largest Holdings
  Expressed as a percentage of
  net assets as of 4/30/00
  4.4%  Time Warner, Inc.
    Broadcasting & Publishing
  3.9  Solectron Corp.
    Electronic Components
  3.4  Vodafone AirTouch plc
    Telecommunications
  3.4  Texas Instruments, Inc.
    Electronic Components
  2.9  Oracle Corp.
    Computer Software & Services
  2.8  Citigroup, Inc.
    Banking
  2.8  NTT Mobile Communications
    Telecommunications
  2.7  PMC-Sierra, Inc.
    Electronic Components
  2.6  Nokia Oyj AB
    Telecommunications
  2.6  Atmel Corp.
    Electronic Components
www.prudential.com           (800) 225-1852

Performance at a Glance
Cumulative Total Returns1             As of 4/30/00
                  Six    One      Five      Ten     Since
                 Months  Year     Years    Years  Inception2
Class A          26.56%  41.10%  156.98%  291.23%  258.44%
Class B          26.16   40.28   148.50   265.06   832.37
Class C          26.10   40.16   148.01     N/A    143.47
Class Z          26.73   41.57     N/A      N/A    124.51
Lipper Global
Fund Avg.3       16.44   23.98   132.06   244.63    ***

Average Annual Total Returns1                  As of 4/30/00
One  Five  Ten  Since
Year  Years  Years  Inception2
Class A    34.04%  19.54%  14.03%  12.67%
Class B    35.28  19.87  13.82  15.00
Class C    37.75  19.68  N/A  16.54
Class Z    41.57  N/A  N/A  21.44

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 5% for Class A shares.

Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months.
Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception dates: Class A, 1/22/90; Class B,
5/15/84; Class C, 8/1/94; Class Z, 3/1/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the Global Fund category. The
Lipper average is unmanaged. Funds listed in the Global Fund category invest at least 25% of their portfolios in securities traded outside the United
States and may own U.S. securities as well.

*** Lipper Since Inception returns are 235.21% for
Class A, 955.94% for Class B, 140.62% for
Class C, and 100.60% for Class Z, based on all funds in each share class.

(LOGO)                        June 15, 2000

Dear Shareholder,
Over the very turbulent six-month period ended
April 30, 2000, Prudential Global Growth Fund's
Class A shares returned 26.56--20.23% to those paying the one-time Class A share sales charge during the period. This was 10 percentage points above the Lipper Global Fund Average. The extraordinary half-year outperformance was driven by the Series' technology, telecommunications, and to a lesser extent, media holdings. These industry groups, known collectively as TMT, were Series focuses, and the performance of its stocks within each group was particularly good.

During this period, TMT stocks shot up to very high prices compared to most measures of the value of their underlying businesses, but they corrected sharply in March and April. Despite the correction, the largest contributors to the Series' return were TMT stocks that also were among its largest holdings.

The Prudential Global Growth Fund has been a consistently strong performer, turning in returns above the Lipper Average over the past one-, five-, and 10-year periods. Over the life of the Series, there have been periods when U.S., European, and Asian stocks each led the world. The Fund can invest in any of these markets, as well as in any economic sector, so its managers can shift their focus to wherever they see the best growth opportunities. From this broad range of possibilities, they create a portfolio that normally includes several countries and economic groups. This actively managed global diversification is an attractive feature of the Fund.

Yours sincerely,

John R. Strangfeld, President
Prudential Global Growth Fund
www.prudential.com                 (800) 225-1852

Semiannual Report  April 30, 2000

Investment Adviser's Report

Volatility in TMT
The critical investment decisions for a global fund over the past half-year and looking forward concern telecommunications and technology stocks. Globally, life styles and business practices are being transformed by the adoption of rapidly evolving information management devices. The leading equipment and services companies in these areas have enormous growth prospects. However, the wide recognition of their potential led to a global, explosive upward movement in their shares during the last months of 1999 and in February 2000, to very expensive levels even for their huge profit potential. Although prices corrected in March and April 2000, these groups still had strong price appreciation over the six months of our reporting period ended April 30, 2000.

Our stock selection outperformed even the strong index returns in several industry groups. The largest contributors to our return over the period were a hardware company, PMC-Sierra (United
States), whose price rose 307%; a software company, Oracle (United States), whose price rose 236%; and Vodafone AirTouch (United Kingdom), a global telecommunications giant. We took some profits on all three, as well as on other companies in these groups, but their price appreciation more than kept pace with our sales, so they are still among our largest holdings. Other firms that were among our largest holdings and also top performers include
Texas Instruments (United States, semiconductors);
Nokia (Finland, mobile telecommunications hardware); and Solectron (United States, contract electronics manufacturing). (See Comments on
Largest Holdings.)

The huge run in TMT prices led us to take profits on many of our holdings, particularly computer equipment and software firms, as their appreciation turned them into increasingly large parts of our portfolio, reducing our overall diversification. We also sold most of our shares of Softbank, a large Japanese conglomerate of Internet-related businesses. Our cash position rose to 12.6% by period end as we looked for alternative investments.

Prudential Global Growth Fund

Holdings expressed as a percentage of the Series' net assets

Comments on Largest Holdings  As of 4/30/00
4.4%  Time Warner, Inc. (United States)/Broadcasting
& Publishing
The match-up with America OnLine was made in heaven. It brings AOL's market savvy and customer base to Time Warner's extensive content and broadband distribution capacity.
We expect the new managerial blood will also nudge
Time Warner into a higher gear.
3.9%  Solectron Corp. (United States)/Electronic
Components
The world's premier electronics contract manufacturer. The telecommunications industry is just beginning to outsource its manufacturing.
We expect both the telecommunications markets and the use of contract manufacturers to grow. We added to our holdings when Solectron just missed analysts' expectations, and the share price dropped despite earnings growth. A major contributor to this period's return.
3.4%  Vodafone AirTouch plc (United
Kingdom)/Telecommunications
The acquisition of Mannesmann--the largest mobile phone operator in Germany with interests in providers in Austria, France, and Italy--cemented
Vodafone's position as the largest provider of cellular telephone services in the world. It is also No. 1 in the United Kingdom and, with Verizon
Wireless (its joint venture with Bell Atlantic), in the United States.
3.4%  Texas Instruments, Inc. (United
States)/Electronic Components
The dominant manufacturer (currently nearly 50% of the market) of digital signal processors (DSPs), the chips used in digital wireless phones, space stations, and personal digital assistants. We believe Texas Instruments can be to the Internet business what Intel was to desktop computers; huge growth potential.
2.9%  Oracle Corp./Computer Software & Services
A leading maker of database software, Oracle optimized all its database products for Internet use. It designed customer-relationship management modules to run on its database platform. Oracle's versions of such front-end programs have a convenience advantage over those of third-party vendors. Profit grew 59% in 1999.

Holdings are subject to change.

www.prudential.com                  (800) 225-1852

Semiannual Report  April 30, 2000

Within the telecommunications equipment sector, we bought Ericsson (Sweden). We think the greatest growth potential now is to be found in companies that build the information network that powers the new services. Ericsson is a leader in telecommunications infrastructure equipment, as well as a major handset manufacturer. We also added
JDS Uniphase and Micron Technology in mid-April after the bear market in TMT stocks brought down their price. JDS Uniphase is a leader in the use of light waves (instead of electricity) to carry information, while Micron is among the world's largest manufacturers of DRAMs (computer memory chips).

Restoring diversity
We reinvested some of the proceeds of our sales in other sectors that we expect to benefit from the acceleration of global economic growth. In the United States, we bought several large retailers, including Williams-Sonoma, Target, and Wal-Mart. In
France, we added to our holdings in Publicis and Havas Advertising--the two largest advertising networks in Europe--and added Thomson Multimedia, a consumer electronics firm. Our Thomson shares have already made a substantial contribution to our return. We continued to redeploy our cash after the end of our reporting period, adding the drug companies American Home Products and Pharmacia.

Some weak performers
In a market that became narrowly focused, a diversified portfolio was bound to hold some stocks that suffered. In our case, we owned several banks that were hurt by the global fear of rising interest rates as well as by the attraction of investors to the greater sizzle of TMT. Bank of Scotland (United Kingdom), Wells Fargo (United
States), and Fuji Bank (Japan) were among the largest drags on our return. We also were hurt by our holdings in Electronic Arts. It is the largest video game publisher in the United States, with franchises in the Sim series group of simulation computer games (e.g., SimCity), the Madden football series, and others. Its earnings are currently suffering somewhat during a transition between generations of game platforms, and the shares fell.
We still think it is a long-term growth story.

Prudential Global Growth Fund

Semiannual Report  April 30, 2000

Looking Ahead
The big issue now is how to deal with the fact that, while TMT stocks still appear to offer the best earnings growth prospects on the market, they also are very expensive compared with other sectors even after the correction in March and April of this year. Since investors are becoming more sensitive to how much they pay for growth, trimming higher-priced positions and shopping for good value when purchasing are key. We are gradually taking profits in some of our appreciated TMT holdings and are building our portfolio in other economic sectors. Nonetheless, we will continue to have a strong focus in the important TMT industries. Geographically, we expect to find better values outside the United States, where stock markets already have had large gains in the past five years.

Prudential Global Growth Fund Management Team

Prudential Global Growth Fund

Financial
  Statements

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Portfolio of Investments as of April 30, 2000 (Unaudited)

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  87.4%
Common Stocks  87.4%
-------------------------------------------------------------------------------------
Australia  2.0%
    937,550   Broken Hill Proprietary Co., Ltd.                   $     10,101,622
    575,000   Commonwealth Bank of Australia(b)                          8,762,161
                                                                  ----------------
                                                                        18,863,783
-------------------------------------------------------------------------------------
Finland  2.5%
    401,160   Nokia Oyj AB                                              23,017,290
-------------------------------------------------------------------------------------
France  7.1%
     17,294   Havas Advertising SA(a)(b)                                 8,633,264
     68,932   Lafarge SA                                                 5,710,136
     42,315   Legrand SA                                                 7,887,792
      9,795   Publicis SA(a)                                             4,756,121
    114,958   Thomson Multimedia                                        11,289,382
    121,524   Total Fina SA, Ser. B                                     18,442,747
     89,500   Vivendi SA                                                 8,854,400
                                                                  ----------------
                                                                        65,573,842
-------------------------------------------------------------------------------------
Germany  1.2%
     25,650   Infineon Technologies AG(a)                                1,766,759
     59,800   Siemens AG                                                 8,863,311
                                                                  ----------------
                                                                        10,630,070
-------------------------------------------------------------------------------------
Hong Kong  0.9%
  7,269,500   China Merchants Holdings                                   4,503,073
 52,565,000   Guangzhou Investment(a)                                    3,509,192
                                                                  ----------------
                                                                         8,012,265
-------------------------------------------------------------------------------------
Ireland  0.3%
    395,180   Bank Of Ireland                                            2,666,282
-------------------------------------------------------------------------------------
Japan  8.7%
  1,246,000   Fuji Bank, Ltd.(b)                                        10,380,450
    265,000   Honda Motor Co., Ltd.                                     11,848,098

    8                                      See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Portfolio of Investments as of April 30, 2000 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
        623   Nippon Telegraph & Telephone Corp.                  $      7,727,667
        730   NTT Mobile Communications                                 24,394,150
     23,400   Softbank Corp.                                             5,783,394
     86,700   Sony Corp. (New)                                          10,031,936
     86,700   Sony Corp.(b)                                              9,959,706
                                                                  ----------------
                                                                        80,125,401
-------------------------------------------------------------------------------------
Netherlands  1.7%
    200,050   ING Groep N.V.                                            10,917,967
    304,000   Vendex KBB N.V.                                            4,685,441
                                                                  ----------------
                                                                        15,603,408
-------------------------------------------------------------------------------------
Singapore  0.9%
    756,600   Singapore Airlines                                         7,846,157
-------------------------------------------------------------------------------------
Spain  3.7%
  1,106,362   Banco Santander Central Hispano SA                        11,538,992
    361,856   Centros Commerciale Pryca(b)                               4,379,465
    100,970   Centros Commerciales Continente, SA                        1,569,986
    723,700   Telefonica de Espana SA(b)                                16,109,320
                                                                  ----------------
                                                                        33,597,763
-------------------------------------------------------------------------------------
Sweden  4.1%
    480,060   Hennes & Mauritz AB, Ser. B                               12,777,834
    262,400   Skanska AB, Ser. B                                         9,596,135
    172,300   Telefonaktiebolaget LM Ericsson                           15,357,777
                                                                  ----------------
                                                                        37,731,746
-------------------------------------------------------------------------------------
United Kingdom  9.5%
    429,200   Alliance & Leicester plc                                   4,329,653
    812,886   Bank Of Scotland                                           7,227,270
    548,502   Barclays plc                                              14,007,622
    976,700   Canary Wharf Finance plc(a)                                5,313,466
    620,760   GKN plc                                                    8,587,413

    See Notes to Financial Statements                                      9

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Portfolio of Investments as of April 30, 2000 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
  2,617,260   Hays plc                                            $     18,062,526
  6,553,357   Vodafone AirTouch plc                                     29,947,446
                                                                  ----------------
                                                                        87,475,396
-------------------------------------------------------------------------------------
United States  44.8%
    103,600   AT&T Corp.(b)                                              4,836,825
    228,900   AT&T Wireless Group                                        7,281,880
    456,000   Atmel Corp.(a)(b)                                         22,315,500
     73,100   Cablevision Systems Corp. Class A(a)                       4,947,956
    413,100   Citigroup, Inc.                                           24,553,631
    123,600   Clear Channel Communications(a)(b)                         8,899,200
    149,800   Comcast Corp.                                              6,001,363
    277,400   Electronic Arts, Inc.(a)(b)                               16,782,700
    347,700   Fox Entertainment Group, Inc., Class A(a)                  8,953,275
    136,800   Grupo Televisa, SA(a) (ADR)                                8,678,250
    133,700   Intertrust Technologies Corp.(a)                           3,075,100
    100,000   JDS Uniphase Corp.(a)                                     10,368,750
     38,500   Juniper Networks Inc.(a)                                   8,188,469
     59,900   MediaOne Group, Inc.(a)                                    4,529,938
     97,200   Micron Technology, Inc.(a)                                13,535,100
    152,100   Omnicom Group, Inc.(b)                                    13,850,606
     42,800   OnDisplay Inc.                                             2,418,200
     12,800   OpenTV Corp., Class A(a)(b)                                1,048,000
    319,100   Oracle Corp.(a)(b)                                        25,508,056
    122,500   PMC-Sierra, Inc.(a)                                       23,504,687
    125,400   Portal Software, Inc.                                      5,752,725
     54,400   Quest Software, Inc.(a)                                    2,050,200
    101,500   Schwab (Charles) Corp.(a)(b)                               4,516,750
    312,200   SCI Systems, Inc.(a)                                      16,624,650
    725,500   Solectron Corp.(a)                                        33,962,469
     16,800   ST Assembly Test Svcs. Ltd.(a) (ADR)                         700,350
    200,200   Target Corp.                                              13,325,813

    10                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Portfolio of Investments as of April 30, 2000 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
    193,800   Telefonos de Mexico SA, Class L (ADR)(b)            $     11,397,863
    183,600   Texas Instruments, Inc.(b)                                29,903,850
    424,700   Time Warner, Inc.(b)                                      38,196,456
    916,100   USA Networks, Inc.(a)                                     21,070,300
    119,100   Wal-Mart Stores, Inc.                                      6,595,163
    289,600   Williams-Sonoma, Inc.(a)                                  10,027,400
                                                                  ----------------
                                                                       413,401,475
                                                                  ----------------
              Total long-term investments (cost $524,819,604)          804,544,878
                                                                  ----------------
SHORT-TERM INVESTMENTS  20.3%
Principal
Amount
(000)
Commercial Paper  12.2%
      8,000   Bombardier Capital Inc.
               6.20%, 5/16/00(c)                                         7,977,956
     10,000   Citigroup, Inc.
               6.07%, 5/22/00(c)                                         9,962,906
      3,200   Comdisco Inc.
               6.22%, 5/15/00(c)                                         3,191,706
      4,000   Conoco Inc.
               6.20%, 5/30/00(c)                                         3,982,634
      5,085   Cox Enterprise Inc.
               6.22%, 5/17/00(c)                                         5,070,064
      2,000   Deutsche Bank Financial Inc.
               6.03%, 5/12/00(c)                                        19,959,800
      8,500   Enterprise Funding Corp.
               6.05%, 5/16/00(c)                                         8,477,144
      5,000   General Electric Cap. Svcs.
               6.07%, 5/18/00(c)                                         4,984,825
      8,000   GPU Australia Holdings Inc.
               6.25%, 5/15/00(c)                                         7,979,167
      5,000   Indiana Michigan Power Co.
               6.25%, 5/16/00(c)                                         4,986,111
     12,000   MCI WorldCom Inc.
               6.15%, 5/1/00(c)                                         11,997,950

    See Notes to Financial Statements                                     11

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Portfolio of Investments as of April 30, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
$     5,000   Phillips Petroleum Co.
               6.29%, 5/16/00(c)                                   $      4,986,022
     10,000   Sears Roebuck Accept. Corp.
               6.12%, 5/11/00(c)                                          9,981,300
      9,000   TRW Inc.
               6.24%, 5/19/00(c)                                          8,970,360
                                                                   ----------------
              Total commercial paper (cost $112,507,945)                112,507,945
-------------------------------------------------------------------------------------
Time Deposits  0.6%
      4,950   State Street Bank & Trust Co.
               8.88%, 5/1/00
               (cost $4,950,000)                                          4,950,000
-------------------------------------------------------------------------------------
U.S. Government Securities  1.2%
     11,600   United States Treasury Bills, Zero Coupon, 8/17/00
               (cost $11,405,258)                                        11,405,258
-------------------------------------------------------------------------------------
Repurchase Agreements  6.3%
     58,304   Joint Repurchase Agreement Account,
               4.90%, 5/03/99
               (cost US$58,304,000; Note 5)                              58,304,000
                                                                   ----------------
              Total short-term investments
               (cost $187,167,203)                                      187,167,203
                                                                   ----------------
              Total Investments  107.7%
               (cost $711,986,807)                                      991,712,081
              Liabilities in excess of other assets  (7.7%)             (71,253,219)
                                                                   ----------------
              Net Assets  100%                                     $    920,458,862
                                                                   ----------------
                                                                   ----------------

--------------------------------------------------------------------------------
(a) Non-income producing security.
(b) Portion of securities on loan, see Note 4.
(c) Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
ADR--American Depository Receipt.
    12                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Portfolio of Investments as of April 30, 2000 (Unaudited) Cont'd.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2000 was as follows:

Telecommunications                                                        16.3%
Electronic Components                                                     14.9
Banking                                                                   10.2
Financial Services                                                         9.3
Broadcasting & Publishing                                                  7.9
Repurchase Agreement                                                       6.3
Retail                                                                     5.8
Computer Software & Services                                               5.3
Cash & Other Equivalents                                                   3.9
Advertising                                                                3.0
Consumer Electronics                                                       2.2
Automobiles & Auto Parts                                                   2.2
Oil & Gas Exploration/Production                                           2.0
Business & Public Services                                                 2.0
Broadcasting                                                               1.9
Semiconductors                                                             1.7
Building & Construction                                                    1.7
U.S. Treasury Securities                                                   1.2
Cable & Pay Television Systems                                             1.2
Metals                                                                     1.1
Manufacturing                                                              1.0
Conglomerates                                                              1.0
Networking                                                                 0.9
Internet                                                                   0.9
Electrical & Electronics                                                   0.8
Airlines                                                                   0.8
Real Estate                                                                0.6
Distribution/Wholesalers                                                   0.6
Miscellaneous Manufacturing                                                0.5
Real Estate-Development                                                    0.4
Technology                                                                 0.1
                                                                         -----
                                                                         107.7
Liabilities in excess of other assets                                    (7.7)
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    See Notes to Financial Statements                                     13

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                  April 30, 2000
--------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost US$711,986,807)                       $  991,712,081
Foreign currency, at value (cost US$41,418,975)                       39,853,145
Cash                                                                     922,412
Receivable for investments sold                                       10,119,106
Forward currency contract - amount receivable from
counterparties                                                         7,194,625
Receivable for Series shares sold                                      1,090,094
Dividends and interest receivable                                        854,227
Deferred expenses and other assets                                        10,630
Receivable for securities lending income                                   3,663
                                                                  --------------
      Total assets                                                 1,051,759,983
                                                                  --------------
LIABILITIES
Payable to broker for collateral for securities on loan              116,925,606
Payable for investments purchased                                      7,875,399
Payable for Series shares reacquired                                   3,620,669
Unrealized depreciation on swaps                                       1,079,770
Management fee payable                                                   563,683
Securities lending rebate payable                                        493,864
Distribution fee payable                                                 393,942
Accrued expenses                                                         285,827
Withholding taxes payable                                                 52,546
Payable to securities lending agent                                        9,815
                                                                  --------------
      Total liabilities                                              131,301,121
                                                                  --------------
NET ASSETS                                                        $  920,458,862
                                                                  --------------
                                                                  --------------
Net assets were comprised of:
   Common stock, at par                                           $      384,005
   Paid-in capital in excess of par                                  468,620,322
                                                                  --------------
                                                                     469,004,327
   Accumulated net investment loss                                   (17,996,238)
   Accumulated net realized gain on investments and
      foreign currency transactions                                  185,269,682
   Net unrealized appreciation on investments and foreign
      currencies                                                     284,181,091
                                                                  --------------
Net assets, April 30, 2000                                        $  920,458,862
                                                                  --------------
                                                                  --------------

    14                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  April 30, 2000
--------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($428,965,100
      / 17,428,357 shares of common stock issued and
      outstanding)                                                        $24.61
   Maximum sales charge (5% of offering price)                              1.30
                                                                  --------------
   Maximum offering price to public                                       $25.91
                                                                  --------------
                                                                  --------------
Class B:
   Net asset value, offering price and redemption price per
      share ($380,900,751 / 16,447,374 shares of common stock
      issued and outstanding)                                             $23.16
                                                                  --------------
                                                                  --------------
Class C:
   Net asset value and redemption price per share ($19,267,929
      / 832,178 shares of common stock issued and outstanding)            $23.15
   Sales charge (1% of offering price)                                       .23
                                                                  --------------
   Offering price to public                                               $23.38
                                                                  --------------
                                                                  --------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($91,325,082 / 3,692,590 shares of common stock
      issued and outstanding)                                             $24.73
                                                                  --------------
                                                                  --------------

    See Notes to Financial Statements                                     15

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Statement of Operations (Unaudited)

                                                                      Six Months
                                                                        Ended
                                                                    April 30, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Dividends (net of foreign withholding taxes of $620,746)          $   1,535,201
   Interest                                                                981,023
   Income from securities loaned (net of rebate of $670,238)                32,322
                                                                    --------------
      Total income                                                       2,548,546
                                                                    --------------
Expenses
   Management fee                                                        3,261,736
   Distribution fee--Class A                                               517,265
   Distribution fee--Class B                                             1,725,261
   Distribution fee--Class C                                                87,388
   Transfer agent's fees and expenses                                      696,000
   Custodian's fees and expenses                                           184,000
   Reports to shareholders                                                 149,000
   Registration fees                                                        30,000
   Audit fees and expenses                                                  17,000
   Legal fees and expenses                                                  10,000
   Directors' fees and expenses                                              6,000
   Insurance expenses                                                        6,000
   Miscellaneous                                                             3,734
                                                                    --------------
      Total expenses                                                     6,693,384
                                                                    --------------
Net investment loss                                                     (4,144,838)
                                                                    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investments                                                         186,092,741
   Foreign currencies                                                   (2,673,257)
                                                                    --------------
                                                                       183,419,484
                                                                    --------------
Net change in unrealized appreciation on:
   Investments                                                           4,314,534
   Foreign currencies                                                    4,466,525
                                                                    --------------
                                                                         8,781,059
                                                                    --------------
Net gain on investments and foreign currencies                         192,200,543
                                                                    --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 188,055,705
                                                                    --------------
                                                                    --------------

    16                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months
                                                      Ended            Year Ended
                                                  April 30, 2000    October 31, 1999
------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations
   Net investment loss                            $   (4,144,838)    $   (3,771,526)
   Net realized gain on investment and foreign
      currency transactions                          183,419,484         68,352,009
   Net change in unrealized appreciation on
      investments and foreign currencies               8,781,059        137,002,352
                                                  --------------    ----------------
   Net increase in net assets resulting from
      operations                                     188,055,705        201,582,835
                                                  --------------    ----------------
Dividends and distributions (Note 1)
   Distributions in excess of net investment
      income
      Class A                                         (2,901,668)        (2,173,921)
      Class B                                           (788,169)          (347,370)
      Class C                                            (27,278)            (6,461)
      Class Z                                           (553,480)          (394,708)
                                                  --------------    ----------------
                                                      (4,270,595)        (2,922,460)
                                                  --------------    ----------------
   Distributions from net realized capital
      gains
      Class A                                        (28,389,294)        (9,316,805)
      Class B                                        (27,972,256)       (10,421,104)
      Class C                                         (1,234,352)          (387,651)
      Class Z                                         (4,318,040)        (1,315,694)
                                                  --------------    ----------------
                                                     (61,913,942)       (21,441,254)
                                                  --------------    ----------------
Series share transactions (net of share
   conversions) (Note 7)
   Proceeds from shares sold                         469,533,163        489,274,646
   Net asset value of shares issued in
      reinvestment
      of distributions                                63,560,898         23,377,927
   Cost of shares reacquired                        (447,198,323)      (549,482,065)
                                                  --------------    ----------------
Net increase (decrease) in net assets from
   Series
   share transactions                                 85,895,738        (36,829,492)
                                                  --------------    ----------------
Total increase                                       207,766,906        140,389,629
NET ASSETS
Beginning of period                                  712,691,956        572,302,327
                                                  --------------    ----------------
End of period                                     $  920,458,862     $  712,691,956
                                                  --------------    ----------------
                                                  --------------    ----------------

    See Notes to Financial Statements                                     17

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Notes to Financial Statements (Unaudited)

      Prudential World Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company and currently consists of two series: Prudential Global Growth Fund, formerly known as the Global Series (the 'Series') and Prudential International Value Fund, formerly known as the International Stock Series. The Series commenced investment operations in May, 1984. The investment objective of the Series is to seek long-term capital growth, with income as a secondary objective, by investing in a diversified portfolio of securities consisting of marketable securities of U.S. and non-U.S. issuers.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

      Securities Valuation:    Securities traded on an exchange (whether
domestic or foreign) and NASDAQ National Market System Securities are valued at the last sales price of such exchange system on the day of valuation or, if there was no sale on such day, the mean between the last bid and asked prices on such day, or at the bid price on such day in the absence of an asked price. Securities for which reliable market quotations are not readily available are valued by the Valuation Committee or Board of Directors in consultation with the manager or subadvisor.

      Short-term securities which mature in more than 60 days are valued based upon current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      All securities are valued as of 4:15 p.m., New York time.
    18

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the closing daily rates of exchange;

      (ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at year end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the year. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Forward Currency Contracts:    A forward currency contract is a commitment
to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This
                                                                          19

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

      Swaps:    A swap is an agreement between two parties to exchange a series of cash flows at specified intervals. Based on a notional amount, each party pays an interest rate or the change in the value of a security. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund's basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss), other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.
    20

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Securities Lending: The Fund may lend securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation, net of any rebate, for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan. Prudential Securities Incorporated ('PSI') is the securities lending agent for the Fund. For the six months ended April 30, 2000, PSI has been compensated approximately $10,000 for these services.

      Reclassification of Capital Accounts:    The Fund accounts for and reports
distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase net investment loss and increase accumulated net realized gain on investments by $2,673,257 for realized foreign currency losses during the six months ended April 30, 2000. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Series. PIFM pays for the services of PIC, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .75 of 1% of the average daily net assets of the Series.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensated PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B
                                                                          21

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for the Class Z shares of the Fund.

      Pursuant to the Class A Plan, the Series compensates PIMS with respect to Class A shares, for distribution-related activities at an annual rate of up to
 .30 of 1% of the average daily net assets of the Class A shares. Pursuant to the Class B and C Plans, the Series compensates PIMS for distribution-related activities at the annual rate of .75 of 1% of the average daily net assets of Class B shares up to the level of average daily net assets as of February 26, 1986, plus 1% of the average daily net assets in excess of such level of the Class B shares, and 1% of average daily net assets of Class C shares. Payments made pursuant to the Plans were .25 of 1%, .94 of 1% and 1% of the average daily net assets of Class A, B and C shares, respectively, for the period ended April 30, 2000.

      PIMS has advised the Series that in the six months ended, they received approximately $137,560 and $28,820 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended April 30, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that during the six months ended April 30, 2000, it received approximately $210,621 and $2,452 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

      PIFM, PIC amd PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2000.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent and during the six months ended April 30, 2000, the Series incurred fees of approximately $658,000 for the services of PMFS. As of
    22

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

April 30, 2000, approximately $115,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2000 were $389,975,324 and $267,166,035, respectively.

      The United States federal income tax basis of the Series' investments at April 30, 2000 was $594,528,862 and, accordingly, net unrealized appreciation for federal income tax purposes was $279,725,274 (gross unrealized appreciation--$308,913,702; gross unrealized depreciation--$29,188,428).

      As of April 30, 2000, the Fund had securities on loan with an aggregate market value of $115,203,633. The Fund received $116,925,606 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures.

      The World Fund--Global Growth Fund entered 3 swap agreements with Merrill Lynch International. The Series receives the change in the market value of shares of Taiwan Semiconductor including dividends and the Series pays 3 month LIBOR plus 0.75% based on the value of the shares of Taiwan Semiconductor on the date the contract was entered into. In addition, the Series will pay a fee at termination of the swap equal to the number of shares of Taiwan Semiconductor times the market price on termination date times 0.0075. Details of the swap agreements are as follows:

              Termination                  Current         Current
Open Date        Date          Shares       Value           Basis        Depreciation
---------     -----------     --------    ----------     -----------     ------------
 8/16/99        8/18/00       955,651     $3,537,852     $ 3,924,954     $   (387,102)
11/18/99        8/18/00       664,000      2,933,247       3,251,807         (318,560)
12/23/99        8/18/00       724,521      3,225,892       3,600,000         (374,108)
                                          ----------     -----------     ------------
                                          $9,696,991     $10,776,761     $ (1,079,770)

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of April 30, 2000, the Fund had a .14% unidivided interest in the repurchase agreements in the joint account. The undivided interest for the Series represents $58,304,000 in principal amount. As of such date,
                                                                          23

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

each repurchase agreement in the joint account and the collateral therefore were as follows:

      ABN AMRO Incorporated, 5.72%, in the principal amount of $160,000,000, repurchase price $160,076,267, due 5/1/00. The value of the collateral including accrued interest was $163,200,995.

      Bear, Stearns & Co. Inc., 5.72%, in the principal amount of $160,000,000, repurchase price $160,076,267, due 5/1/00. The value of the collateral including accrued interest was $166,727,544.

      Credit Suisse First Boston Corp., 5.75%, in the principal amount of $160,000,000, repurchase price $160,076,667, due 5/1/00. The value of the collateral including accrued interest was $165,506,481.

      Morgan (J.P.) Securities, Inc., 5.72%, in the principal amount of $210,000,000, repurchase price $210,100,100, due 5/1/00. The value of the collateral including accrued interest was $214,200,036.

      Salomon Smith Barney, Inc., 5.65%, in the principal amount of $162,577,000, repurchase price $162,653,547, due 5/1/00. The value of the collateral including accrued interest was $165,893,849.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Prior to November 2, 1998, Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 500 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.
    24

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of common stock were as follows:

Class A                                                      Shares          Amount
--------------------------------------------------------  ------------    -------------
Six months ended April 30, 2000:
Shares sold                                                 11,438,755    $ 276,589,349
Shares issued in reinvestment of distributions               1,317,634       29,804,892
Shares reacquired                                          (11,942,638)    (291,453,637)
                                                          ------------    -------------
Net decrease in shares outstanding before conversion           813,751       14,940,604
Shares issued upon conversion from Class B                     585,301       14,445,137
                                                          ------------    -------------
Net increase in shares outstanding                           1,399,052    $  29,385,741
                                                          ------------    -------------
                                                          ------------    -------------
Year ended October 31, 1999:
Shares sold                                                 13,518,704    $ 254,698,276
Shares issued in reinvestment of distributions                 666,308       10,960,764
Shares reacquired                                          (14,682,814)    (277,579,563)
                                                          ------------    -------------
Net decrease in shares outstanding before conversion          (497,802)     (11,920,523)
Shares issued upon conversion from Class B                     993,970       18,903,039
                                                          ------------    -------------
Net increase in shares outstanding                             496,168    $   6,982,516
                                                          ------------    -------------
                                                          ------------    -------------
Class B
--------------------------------------------------------
Six months ended April 30, 2000:
Shares sold                                                  4,306,749    $  98,239,706
Shares issued in reinvestment of distributions               1,296,267       27,649,390
Shares reacquired                                           (4,071,368)     (92,900,014)
                                                          ------------    -------------
Net decrease in shares outstanding before conversion         1,531,648       32,989,082
Shares reacquired upon conversion into Class A                (621,190)     (14,445,137)
                                                          ------------    -------------
Net increase in shares outstanding                             910,458    $  18,543,945
                                                          ------------    -------------
                                                          ------------    -------------
Year ended October 31, 1999:
Shares sold                                                  8,358,906    $ 147,941,437
Shares issued in reinvestment of distributions                 661,620       10,321,280
Shares reacquired                                          (10,401,728)    (183,866,717)
                                                          ------------    -------------
Net decrease in shares outstanding before conversion        (1,381,202)     (25,604,000)
Shares reacquired upon conversion into Class A              (1,051,842)     (18,903,039)
                                                          ------------    -------------
Net decrease in shares outstanding                          (2,433,044)   $ (44,507,039)
                                                          ------------    -------------

                                                                          25

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                      Shares          Amount
--------------------------------------------------------  ------------    -------------
Six months ended April 30, 2000:
Shares sold                                                  1,159,023    $  26,128,686
Shares issued in reinvestment of distributions                  58,297        1,243,470
Shares reacquired                                           (1,095,274)     (24,817,665)
                                                          ------------    -------------
Net increase in shares outstanding                             122,046    $   2,554,491
                                                          ------------    -------------
Year ended October 31, 1999:
Shares sold                                                  2,698,972    $  47,616,508
Shares issued in reinvestment of distributions                  24,783          386,616
Shares reacquired                                           (2,715,319)     (47,898,845)
                                                          ------------    -------------
Net increase in shares outstanding                               8,436    $     104,279
                                                          ------------    -------------
Class Z
--------------------------------------------------------
Six months ended April 30, 2000:
Shares sold                                                  2,760,020    $  68,575,422
Shares issued in reinvestment of distributions                 214,330        4,863,146
Shares reacquired                                           (1,556,425)     (38,027,007)
                                                          ------------    -------------
Net increase in shares outstanding                           1,417,925    $  35,411,561
                                                          ------------    -------------
                                                          ------------    -------------
Year ended October 31, 1999:
Shares sold                                                  2,088,178    $  39,018,425
Shares issued in reinvestment of distributions                 103,655        1,709,267
Shares reacquired                                           (2,156,231)     (40,136,940)
                                                          ------------    -------------
Net increase in shares outstanding                              35,602    $     590,752
                                                          ------------    -------------
                                                          ------------    -------------

       Prudential World Fund, Inc.      Prudential Global Growth Fund

       Financial
           Highlights

' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  21.19
                                                                  ----------------
Income from investment operations
Net investment income (loss)                                             (0.05)
Net realized and unrealized gain on investment and foreign
   currency transactions                                                  5.47
                                                                  ----------------
      Total from investment operations                                    5.42
                                                                  ----------------
Less distributions
Distributions in excess of net investment income                         (0.19)
Distributions from net realized capital gains                            (1.81)
                                                                  ----------------
      Total distributions                                                (2.00)
                                                                  ----------------
Net asset value, end of period                                        $  24.61
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(b):                                                         26.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $428,965
Average net assets (000)                                              $416,086
Ratios to average net assets:
   Expenses, including distribution fees                                  1.25%(c)
   Expenses, excluding distribution fees                                  1.00%(c)
   Net investment income (loss)                                          (0.67)%(c)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                  33%

------------------------------
(a) Based on average shares outstanding.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
    28                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
---------------------------------------------------------------------------------------------------------
                                         Year Ended October 31,
---------------------------------------------------------------------------------------------------------
      1999                1998                 1997                 1996               1995(a)
---------------------------------------------------------------------------------------------------------
    $  16.16            $  17.27             $  16.62             $  15.52             $  14.89
----------------    ----------------     ----------------     ----------------     ----------------
        (.05)               (.02)                (.01)                  --                 (.01)
        5.82                 .82                 1.96                 1.83                  .81
----------------    ----------------     ----------------     ----------------     ----------------
        5.77                 .80                 1.95                 1.83                  .82
----------------    ----------------     ----------------     ----------------     ----------------
        (.14)               (.11)                (.05)                  --                   --
        (.60)              (1.80)               (1.25)                (.73)                (.19)
----------------    ----------------     ----------------     ----------------     ----------------
        (.74)              (1.91)               (1.30)                (.73)                (.19)
----------------    ----------------     ----------------     ----------------     ----------------
    $  21.19            $  16.16             $  17.27             $  16.62             $  15.52
----------------    ----------------     ----------------     ----------------     ----------------
----------------    ----------------     ----------------     ----------------     ----------------
       36.83%               5.71%               12.42%               12.33%                5.74%
    $339,620            $251,018             $258,080             $234,700             $222,002
    $298,009            $260,774             $265,380             $222,948             $174,316
        1.32%               1.38%                1.39%                1.45%                1.51%
        1.07%               1.13%                1.14%                1.20%                1.26%
        (.27)%              (.14)%                .01%                (.04)%                .10%
          59%                 61%                  64%                  52%                  50%

    See Notes to Financial Statements                                     29

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  19.98
                                                                  ----------------
Income from investment operations
Net investment loss                                                      (0.13)
Net realized and unrealized gain on investment and foreign
   currency transactions                                                  5.17
                                                                  ----------------
   Total from investment operations                                       5.04
                                                                  ----------------
Less distributions
Distributions in excess of net investment income                         (0.05)
Distributions from net realized capital gains                            (1.81)
                                                                  ----------------
   Total distributions                                                   (1.86)
                                                                  ----------------
Net asset value, end of period                                        $  23.16
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(b):                                                         26.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $380,901
Average net assets (000)                                              $369,735
Ratios to average net assets:
   Expenses, including distribution fees                                  1.94%(c)
   Expenses, excluding distribution fees                                  1.00%(c)
   Net investment loss                                                   (1.36)%(c)

------------------------------
(a) Based on average shares outstanding.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
    30                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996               1995(a)
----------------------------------------------------------------------------------------------------------
    $  15.26             $  16.42             $  15.96             $  15.03             $  14.53
----------------     ----------------     ----------------     ----------------     ----------------
        (.17)                (.13)                (.12)                (.08)                (.11)
        5.51                  .78                 1.88                 1.74                  .80
----------------     ----------------     ----------------     ----------------     ----------------
        5.34                  .65                 1.76                 1.66                  .69
----------------     ----------------     ----------------     ----------------     ----------------
        (.02)                (.01)                (.05)                  --                   --
        (.60)               (1.80)               (1.25)                (.73)                (.19)
----------------     ----------------     ----------------     ----------------     ----------------
        (.62)               (1.81)               (1.30)                (.73)                (.19)
----------------     ----------------     ----------------     ----------------     ----------------
    $  19.98             $  15.26             $  16.42             $  15.96             $  15.03
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
       36.00%                4.95%               11.70%               11.57%                4.98%
    $310,458             $274,248             $335,007             $326,978             $268,498
    $297,322             $312,569             $350,518             $294,230             $287,656
        1.99%                2.06%                2.07%                2.12%                2.19%
        1.07%                1.13%                1.14%                1.20%                1.27%
        (.96)%               (.82)%               (.68)%               (.67)%               (.84)%

    See Notes to Financial Statements                                     31

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  19.97
                                                                      --------
Income from investment operations
Net investment loss                                                      (0.11)
Net realized and unrealized gain on investment and foreign
  currency transactions                                                   5.14
                                                                      --------
   Total from investment operations                                       5.03
                                                                      --------
Less distributions
Distributions in excess of net investment income                         (0.04)
Distributions from net realized capital gains                            (1.81)
                                                                      --------
   Total distributions                                                   (1.85)
                                                                      --------
Net asset value, end of period                                        $  23.15
                                                                      --------
                                                                      --------
TOTAL RETURN(b):                                                         26.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 19,268
Average net assets (000)                                              $ 17,574
Ratios to average net assets:
   Expenses, including distribution fees                                  2.00%(d)
   Expenses, excluding distribution fees                                  1.00%(d)
   Net investment loss                                                   (1.41)%(d)

------------------------------
(a) Based on average shares outstanding.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Distribution in excess of net investment income was $.001.
(d) Annualized.
    32                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996               1995(a)
----------------------------------------------------------------------------------------------------------
    $  15.25             $  16.41             $  15.96              $15.03               $14.53
    --------             --------             --------             -------              -------
        (.18)                (.14)                (.11)               (.05)                (.11)
        5.51                  .78                 1.86                1.71                  .80
    --------             --------             --------             -------              -------
        5.33                  .64                 1.75                1.66                  .69
    --------             --------             --------             -------              -------
        (.01)            (c)                      (.05)                 --                   --
        (.60)               (1.80)               (1.25)               (.73)                (.19)
    --------             --------             --------             -------              -------
        (.61)               (1.80)               (1.30)               (.73)                (.19)
    --------             --------             --------             -------              -------
    $  19.97             $  15.25             $  16.41              $15.96               $15.03
    --------             --------             --------             -------              -------
    --------             --------             --------             -------              -------
       35.94%                4.90%               11.63%              11.57%                4.98%
    $ 14,184             $ 10,698             $ 10,244              $7,693               $3,733
    $ 11,866             $ 10,286             $  9,093              $5,516               $2,284
        2.07%                2.13%                2.14%               2.20%                2.25%
        1.07%                1.13%                1.14%               1.20%                1.25%
       (1.02)%               (.90)%               (.75)%              (.72)%               (.76)%

    See Notes to Financial Statements                                     33

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                     April 30,
                                                                      2000(a)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  21.29
                                                                      --------
Income from investment operations
Net investment income (loss)                                                --
Net realized and unrealized gain on investment and foreign
   currency transactions                                                  5.48
                                                                      --------
   Total from investment operations                                       5.48
                                                                      --------
Less distributions
Distributions in excess of net investment income                         (0.23)
Distributions from net realized capital gains                            (1.81)
                                                                      --------
   Total distributions                                                   (2.04)
                                                                      --------
Net asset value, end of period                                        $  24.73
                                                                      --------
                                                                      --------
TOTAL RETURN(b):                                                         26.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 91,325
Average net assets (000)                                              $ 71,181
Ratios to average net assets:
   Expenses, including distribution fees                                  1.00%(d)
   Expenses, excluding distribution fees                                  1.00%(d)
   Net investment income (loss)                                          (0.38)%(d)

------------------------------
(a) Based on average shares outstanding.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Commencement of offering of Class Z shares.
(d) Annualized.
    34                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Global Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                       Class Z
-------------------------------------------------------------------------------------
                   Year Ended July 31,                         March 1, 1996(a)
----------------------------------------------------------         through
    1999(a)              1998(a)                1997           October 31, 1996
-------------------------------------------------------------------------------------
    $  16.23             $  17.35             $  16.65             $  15.42
    --------             --------             --------             --------
          --                  .02                  .04                  .06
        5.84                  .82                 1.96                 1.18
    --------             --------             --------             --------
        5.84                  .84                 2.00                 1.24
    --------             --------             --------             --------
        (.18)                (.16)                (.05)                  --
        (.60)               (1.80)               (1.25)                (.01)
    --------             --------             --------             --------
        (.78)               (1.96)               (1.30)                (.01)
    --------             --------             --------             --------
    $  21.29             $  16.23             $  17.35             $  16.65
    --------             --------             --------             --------
    --------             --------             --------             --------
       37.25%                5.97%               12.72%                8.06%
    $ 48,430             $ 36,338             $ 44,412             $ 40,416
    $ 42,312             $ 41,799             $ 46,545             $ 26,452
        1.07%                1.13%                1.14%                1.20%(d)
        1.07%                1.13%                1.14%                1.20%(d)
        (.02)%                .12%                 .27%                 .55%(d)

    See Notes to Financial Statements                                     35

Prudential Global Growth Fund

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk
Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com              (800) 225-1852

For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Robin B. Smith
Stephen Stoneburn
John R. Strangfeld
Nancy H. Teeters
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Robert C. Rosselot, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Fund Symbols    NASDAQ   CUSIP
       Class A  PRGAX  743969107
       Class B  PRGLX  743969206
       Class C  PRGCX  743969305
       Class Z  PWGZX  743969404

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2000, were not audited and, accordingly, no opinion is expressed on them.

BULK RATE
U.S. POSTAGE
PAID
Permit 6807
New York, NY

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

MF115E2  743969107  743969206  743969305  743969404

(LOGO)Printed on Recycled Paper

SEMIANNUAL REPORT  APRIL 30, 2000

Prudential
International Value Fund

Fund Type International stock
Objective Long-term growth of capital

(GRAPHIC)

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Investment Goals and Style
The Prudential International Value Fund (the
Series) invests primarily in stocks of companies located outside the United States. We use a value investment style to find stocks selling at low prices compared with their earnings to seek long-term growth of capital. Income is a secondary objective. There are special risks associated with foreign investments, including political, economic and social risks, and potential illiquidity. There can be no assurance that the Series will achieve its investment objective.

Effective April 3, 2000, the Series was no longer limited to investing a maximum of 25% of its assets in one country. This is not meant to imply a change in investment process, but it will give the Series more flexibility to invest in countries that represent a larger percentage of international market capitalization. For comparison, at period end, Japanese stocks made up 27% of the Morgan
Stanley Capital International EAFE Index, a widely used index of international developed country stocks.

Geographic Concentration

   Expressed as a percentage of
net assets as of 4/30/00
      44.7%  Continental Europe
      20.8   Japan
      10.4   United Kingdom
       7.9   Pacific Basin (excl. Japan)
       4.4   Canada
       1.1   Other
      10.7   Cash & Equivalents

Ten Largest Holdings

   Expressed as a percentage of
   net assets as of 4/30/00
   3.6%   Christian Dior SA
      Retail
   3.4   Bipop-Carire SpA
      Commercial Banking
   3.2   Oriental Land Co. Ltd.
      Resort/Theme Parks
   2.6   Hitachi Ltd.
      Electric Products--Misc.
   2.6   Mitsui Fudosan Co., Ltd.
      Real Estate Development
   2.6   Daiichi Pharmaceutical Co., Ltd.
      Medical--Drugs
   2.5   Matsushita Electric Ind. Co., Ltd.
      Audio/Video Products
   2.4   Bank of Nova Scotia
      Commercial Banking
   2.2   ING Groep N.V.
      Money Centers Banks
   2.2   Korea Electric Power Corp.
      Electric--Integrated
www.prudential.com         (800) 225-1852

Performance at a Glance

Cumulative Total Returns1               As of 4/30/00
                         Six     One    Five     Ten      Since
                        Months   Year   Years   Years   Inception2
Class A                  3.96%   9.23%   N/A     N/A      50.69%
Class B                  3.69    8.52    N/A     N/A      46.74
Class C                  3.69    8.52    N/A     N/A      46.74
Class Z                  4.24    9.65   80.03%   N/A     166.75
Lipper International
Fund Avg.3              14.17   24.75   89.12    N/A       ***

Average Annual Total Returns1              As of 4/30/00
                One    Five     Ten      Since
                Year   Years   Years   Inception2
   Class A      3.76%   N/A     N/A      10.48%
   Class B      3.52    N/A     N/A      10.82
   Class C      6.44    N/A     N/A      10.93
   Class Z      9.65   12.48%   N/A      14.01

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 5% for Class A shares.

Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months.
Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception dates: Class A, B, and C, 9/23/96;
Class Z, 11/5/92.

3 Lipper average returns are for all funds in each share class for the six-month, one-, and five-year periods in the International Fund category. The
Lipper average is unmanaged. Funds in the international fund category invest their assets in securities with primary trading markets outside the United States.

*** Lipper Since Inception returns are 64.28% for
Class A, B, and C, and 168.78% for Class Z, based on all funds in each share class.

(LOGO)                        June 15, 2000

Dear Shareholder,
During the six-month reporting period ended April
30, 2000, there was a sharp change in the global markets. After climbing steeply, they peaked in March and had a swift downward correction. Both the rise and subsequent fall were led by technology, media, and telecommunications (TMT) stocks. Because of its value style, the Series did not fully share in the upward growth surge, but it wasn't hurt as much in the correction either.

Overall, the 3.96% gain of the Series' Class A shares--a 1.23% loss to those paying the maximum one-time Class A share sales charge--trailed the 14.17% Lipper International Fund Average. Lipper does not separate international funds by investment style, and the market was very unfavorable to the Series' value style for most of this period.
Regional differences and investment value were less significant for share-price performance than a stock's economic sector and price momentum.
Expensive stocks first got dramatically more expensive, and then began to fall as investors became more discriminating about value. Over the full period, the Series' industrial stocks hurt its performance, while its limited holdings in telecommunications and luxury goods helped.

The strong contrast between February's growth market and April's value market is a good illustration of the importance of diversification.
We recommend that investors hold both value- and growth-style mutual funds to dilute the impact of such swings in market favor.

Yours sincerely,

John R. Strangfeld, President
Prudential International Value Fund
www.prudential.com             (800) 225-1852

Semiannual Report   April 30, 2000

Investment Adviser's Report

Value investors buy stocks that are out of favor and hope to profit from changes in the economic and investing climate. When Asian economies fell into recession in 1997-1998, many value opportunities were created. Now, Asian economies, including the giant Japan, have started to recover, and many of our holdings are reaping the benefits.

Two of the largest contributors to our return were luxury goods marketers--Christian Dior (France) (see
Comments on Largest Holdings) and Swatch
(Switzerland), which markets luxury brand watches such as Longines and Omega, and other lines as well. Luxury brand names sold well to Asian consumers, and these companies were hit hard when
Asian spending fell. The luxury brands are recovering, helped also by the general rise in economic optimism in Europe. We took some profits on Swatch.

Among European banks, consolidation and
disintermediation--the movement of savings from low-paying bank accounts to mutual funds--set the stage for strong profit growth because European banks earn fee income by selling and managing mutual fund products. We had a large position in Banca Popolare di Brescia (BIPOP), which merged with Cassa di
Risparmio di Reggio Emilia (Carire) in 1999 to form
BIPOP-Carire (see Comments on Largest Holdings).
Its shares returned 148% over our reporting period.

Our industrials generally hurt our performance, as investment money focused on technology and telecommunications stocks during most of this period. An exception for us was Bouygues, a French conglomerate with a large exposure to the telecommunications sector. It had been among our largest holdings at the beginning of the period. It moved up 112% over the period, and we took some profits.

We were less fortunate with our Asian industrials.
The largest negative impact came from Pohang Iron and Steel (Korea), which suffered along with

Prudential International Value Fund

Holdings expressed as a percentage of the Series' net assets

Comments on Largest Holdings  As of 4/30/00

3.6%   Christian Dior SA (France)/Retail
Luxury goods consumer brands--such as Moet &
Chandon, Louis Vuitton, and Givenchy.
A long-time holding, it was hurt when Japanese consumers stopped spending. Now it is recovering along with the global economy and has shown strong earnings growth. It returned 54% in our six-month reporting period.

3.4%   BIPop-Carire (Italy)/Commercial Banking
A well-diversified bank holding company in Northern
Italy, it offers a range of financial services that includes the sale and management of mutual funds, insurance sales, and online stock trading (the first in Italy). The company increased the assets it manages in fee-based programs. In fiscal year 1998, profits more than doubled.

3.2%   Oriental Land Co. Ltd. (Japan)/Resort/Theme
Parks
Japanese real estate had been exorbitantly overpriced, and then plummeted, contributing to the severe deflationary environment in Japan and an overreaction in real estate prices. The economy is turning, and real estate is recovering. In addition, Oriental owns Japan's Disneyworld, which is growing and expanding. Mitsui Fudosan develops and manages condominiums. We bought the stock very inexpensively. As the economy picks up steam, we believe the condo market will turn.

2.6%   Hitachi Ltd. (Japan)/Electric Products--Misc.
Primarily industrial and consumer electronic equipment, such as computers and components. A long-term holding that already has given us substantial gains.

2.6%   Mitsui Fudosan Co. Ltd. (Japan)/Real Estate
Development
Japanese real estate had been exorbitantly overpriced, and then plummeted, contributing to the severe deflationary environment in Japan and an overreaction in real estate prices. The economy is turning, and real estate is recovering. In addition, Oriental owns Japan's Disneyworld, which is growing and expanding. Mitsui Fudosan develops and manages condominiums. We bought the stock very inexpensively. As the economy picks up steam, we believe the condo market will turn.

Holdings are subject to change.

www.prudential.com           (800) 225-1852

Semiannual Report   April 30, 2000

the weak Korean stock market. Nonetheless, it is the lowest-cost steel producer in the world, and we expect the reviving economies in Asia to drive up both its earnings and share price. Carter Holt
Harvey, an Australia-based lumber and wood product company, also saw a sharp share-price decline because it has businesses that are economically sensitive. Its earnings turned up sharply in 1999, but the share price has not yet responded.

Two Japanese insurance companies--Yasuda Fire &
Marine Insurance and Sumitomo Marine & Fire
Insurance--also were among our worst performers.
Investors have been uninterested in this sector. We believe these companies are very attractively valued. The share prices had a nice bounce when several analysts issued favorable research reports after the end of our period.

Reacting to the changing market
The market's narrow focus on technology and telecommunications stocks has moved some of our holdings nearer to what we consider full pricing and left value opportunities in other industries.
We reduced our position in Hitachi, which has been a good long-term holding. It is no longer as attractive as it was. We also took some profits in Sony. Among telecommunications firms, we took our profits and eliminated both British Telecom (United
Kingdom) and Cable & Wireless (Australia).

Among industrials, we had gains in Rio Tinto (a
U.K.-based company primarily in steel) in the fourth quarter of 1999 and took some profits as it corrected somewhat in 2000. We also reduced our holdings in Bouygues and Total Fina (France), which we received upon acquisition of Elf Acquitaine.

We are finding better value in drug companies, whose strong long-term growth prospects have been neglected over the past year. We added to our position in Pharmacia (Sweden), the merger of Pharmacia & Upjohn (which we already owned), and Monsanto. We found that Japanese drug stocks were even more inexpensive than other drug companies, so we bought shares in two:
Daiichi Pharmaceutical and Tanabe Seiyaku. When investors are once again

Prudential International Value Fund

Semiannual Report   April 30, 2000

comfortable with the full range of Japanese stocks, we expect to benefit as these companies become valued more like their peers in other countries.

Looking Ahead
As the Asian recovery accelerates, we are looking for investment opportunities in stronger non-
Japanese economies--Singapore, Hong Kong, and South
Korea. There are a number of very inexpensive stocks in these markets, and we are looking for those with the best prospects for profit growth and share price appreciation.


Prudential International Value Fund Management Team

Prudential International Value Fund

Financial
   Statements

       Prudential World Fund, Inc.       Prudential International Value Fund
             Portfolio of Investments as of April 30, 2000 (Unaudited)

Shares         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  88.0%
Common Stocks
-------------------------------------------------------------------------------------
Argentina  0.8%
     170,000   Telecom Argentina SA (ADR)                            $    4,749,375
-------------------------------------------------------------------------------------
Australia  4.0%
     870,000   National Australia Bank Ltd.                              11,925,677
   3,748,300   Pioneer International Ltd.                                10,512,630
                                                                     --------------
                                                                         22,438,307
-------------------------------------------------------------------------------------
Canada  4.3%
     335,000   Alcan Aluminum Ltd.                                       10,902,768
     600,000   Bank of Nova Scotia                                       13,673,194
                                                                     --------------
                                                                         24,575,962
-------------------------------------------------------------------------------------
Finland  1.8%
     983,200   Stora Enso Oyj, Series R                                  10,147,170
-------------------------------------------------------------------------------------
France  8.6%
      11,100   Bouygues SA                                                7,085,448
      86,000   Christian Dior SA                                         20,449,249
      53,900   Peugeot SA                                                11,154,965
      66,870   Total Fina SA, Series B                                   10,148,337
                                                                     --------------
                                                                         48,837,999
-------------------------------------------------------------------------------------
Germany  4.2%
     190,800   Adidas-Salomon AG                                         12,222,684
     619,800   Continental AG                                            11,350,585
                                                                     --------------
                                                                         23,573,269
-------------------------------------------------------------------------------------
Italy  6.8%
     209,400   BIPop-Carire SpA                                          19,040,743
     460,000   Banca Popolare Di Bergamo Credito Vaesino SpA              8,327,915
   5,949,700   Benetton Group SpA                                        10,955,377
                                                                     --------------
                                                                         38,324,035
-------------------------------------------------------------------------------------
Japan  20.8%
     840,000   Daiichi Pharmaceutical Co., Ltd.                          14,447,098
   1,236,500   Hitachi Ltd.                                              14,765,204
     530,000   Matsushita Electric Industrial Co., Ltd.                  14,031,288

    8                                      See Notes to Financial Statements

       Prudential World Fund, Inc.       Prudential International Value Fund
             Portfolio of Investments as of April 30, 2000 (Unaudited) Cont'd.

Shares         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
Japan  Cont'd.
   1,438,100   Mitsui Fudosan Co., Ltd.                              $   14,616,623
     171,400   Oriental Land Co., Ltd.                                   18,198,260
      97,600   Sony Corp.                                                11,290,244
   2,185,800   Sumitomo Marine & Fire Insurance Co., Ltd.                11,532,963
   1,407,600   Tanabe Seiyaku Co., Ltd.                                   8,677,790
   2,468,600   Yasuda Fire & Marine Insurance Co., Ltd.                   9,985,913
                                                                     --------------
                                                                        117,545,383
-------------------------------------------------------------------------------------
Netherlands  4.6%
     224,200   Akzo Nobel N.V.                                            9,180,044
     230,400   ING Groep N.V.                                            12,574,354
     265,000   Koninklijke Luchtvaart Maatschappij N.V.                   4,457,844
                                                                     --------------
                                                                         26,212,242
-------------------------------------------------------------------------------------
New Zealand  0.7%
   1,900,000   Carter Holt Harvey Ltd.                                    1,605,063
     700,000   Fisher & Paykel Industries Ltd.                            2,073,085
                                                                     --------------
                                                                          3,678,148
-------------------------------------------------------------------------------------
Singapore  0.5%
     400,200   United Overseas Bank Ltd.                                  2,790,239
-------------------------------------------------------------------------------------
South Korea  2.8%
     425,000   Korea Electric Power Corp.                                12,446,497
      40,580   Pohang Iron & Steel Co., Ltd.                              3,237,478
                                                                     --------------
                                                                         15,683,975
-------------------------------------------------------------------------------------
Spain  3.8%
     615,400   Banco Bilbao Vizcaya SA                                    8,393,749
     141,200   Banco de Andalucia SA                                      3,824,832
     700,000   Iberdrola SA                                               8,981,157
                                                                     --------------
                                                                         21,199,738
-------------------------------------------------------------------------------------
Sweden  6.2%
     660,000   Electrolux AB, Series B                                   11,182,562
     205,394   Pharmacia & Upjohn, Inc.                                  10,313,804
     390,300   SKF AB, Series B                                           8,380,782
     360,000   Svedala Industri AB                                        4,911,873
                                                                     --------------
                                                                         34,789,021

    See Notes to Financial Statements                                      9

       Prudential World Fund, Inc.       Prudential International Value Fund
             Portfolio of Investments as of April 30, 2000 (Unaudited) Cont'd.

Shares         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
Switzerland  8.5%
       6,000   Novartis AG                                           $    8,391,292
      10,700   The Swatch Group AG                                       11,479,593
      17,500   Sulzer AG                                                 11,216,255
      35,000   UBS AG                                                     8,584,906
      33,000   Valora Holding AG                                          8,582,874
                                                                     --------------
                                                                         48,254,920
-------------------------------------------------------------------------------------
United Kingdom  9.6%
   2,234,100   British Airways PLC                                       11,667,842
   3,200,000   Corus Group PLC                                            4,302,439
     519,500   Rio Tinto PLC                                              8,074,845
   1,600,000   Royal & Sun Alliance Insurance Group PLC                   8,953,052
     677,000   Royal Bank of Scotland PLC                                10,543,991
   3,200,000   Tesco PLC                                                 10,868,011
                                                                     --------------
                                                                         54,410,180
                                                                     --------------
               Total common stocks
                (cost US$389,448,730)                                   497,209,963
                                                                     --------------
SHORT-TERM INVESTMENT  11.4%
Principal
Amount
(000)
-----------------------------------------------------------------------------------------
Repurchase Agreement
$    64,514   Joint Repurchase Agreement Account,
               5.71%, 5/1/00 (cost US$64,514,000; Note 5)                64,514,000
                                                                     --------------
              Total Investments  99.4%
               (cost US$453,962,730; Note 4)                            561,723,963
              Other assets in excess of liabilities--0.6%                 3,274,722
                                                                     --------------
              Net Assets  100%                                       $  564,998,685
                                                                     --------------
                                                                     --------------

--------------------------------------------------------------------------------
ADR--American Depository Receipt.
    10                                     See Notes to Financial Statements

       Prudential World Fund, Inc.       Prudential International Value Fund
             Portfolio of Investments as of April 30, 2000 (Unaudited) Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2000 was as follows:

Commercial Banking........................................................   14.6%
Appliances & Household Durables...........................................    9.6
Health & Personal Care....................................................    6.7
Recreation & Other Consumer Goods.........................................    6.3
Real Estate...............................................................    5.5
Insurance.................................................................    5.4
Auto Manufacturing........................................................    4.1
Metals - Steel............................................................    3.7
Electrical & Gas Utilities................................................    3.6
Merchandising.............................................................    3.4
Machinery & Engineering...................................................    2.9
Transportation - Airlines.................................................    2.5
Electrical & Electronics..................................................    2.5
Textiles & Apparel........................................................    2.1
Finance - Non-Banking.....................................................    2.1
Energy Sources............................................................    2.1
Construction & Housing....................................................    2.0
Metals - Nonferrous.......................................................    2.0
Forestry & Paper..........................................................    1.8
Consumer Durable Goods....................................................    1.8
Building Materials & Components...........................................    1.7
Chemicals.................................................................    1.6
Repurchase Agreements.....................................................   11.4
                                                                            -----
                                                                             99.4%
Other assets in excess of liabilities.....................................    0.6
                                                                            -----
                                                                            100.0%
                                                                            -----
                                                                            -----

    See Notes to Financial Statements                                     11

       Prudential World Fund, Inc.       Prudential International Value Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                    April 30, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments excluding repurchase agreement at value (cost
   US$389,448,730)                                                   $ 497,209,963
Repurchase agreement (cost US$64,514,000)                               64,514,000
Foreign currency, at value (cost US$466,102)                               458,444
Receivable for investments sold                                          7,168,287
Dividends and interest receivable                                        3,464,085
Receivable for Series shares sold                                        1,966,562
Deferred expenses and other assets                                           4,494
                                                                    --------------
      Total assets                                                     574,785,835
                                                                    --------------
LIABILITIES
Bank overdraft                                                             367,610
Payable for Series shares reacquired                                     5,454,142
Payable for Investments purchased                                        2,870,964
Management fee payable                                                     465,528
Accrued expenses                                                           353,050
Withholding taxes payable                                                  165,016
Distribution fee payable                                                   110,840
                                                                    --------------
      Total liabilities                                                  9,787,150
                                                                    --------------
NET ASSETS                                                           $ 564,998,685
                                                                    --------------
                                                                    --------------
Net assets were comprised of:
   Common stock, at par                                              $     255,594
   Paid-in capital in excess of par                                    426,015,951
                                                                    --------------
                                                                       426,271,545
   Distributions in excess of net investment income                     (3,499,770)
   Accumulated net realized gain on investments                         34,710,003
   Net unrealized appreciation on investments and foreign
      currencies                                                       107,516,907
                                                                    --------------
Net assets, April 30, 2000                                           $ 564,998,685
                                                                    --------------
                                                                    --------------

    12                                     See Notes to Financial Statements

       Prudential World Fund, Inc.       Prudential International Value Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                    April 30, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($66,149,065 / 2,995,417 shares of common stock issued and
      outstanding)                                                          $22.08
   Maximum sales charge (5% of offering price)                                1.16
                                                                    --------------
   Maximum offering price to public                                         $23.24
                                                                    --------------
                                                                    --------------
Class B:
   Net asset value, offering price and redemption price per share
      ($97,920,897 / 4,454,511 shares of common stock issued and
      outstanding)                                                          $21.98
                                                                    --------------
                                                                    --------------
Class C:
   Net asset value redemption price per share
      ($17,602,403 / 800,738 shares of common stock issued and
      outstanding)                                                          $21.98
   Sales charge (1% of offering price)                                         .22
                                                                    --------------
   Offering price to public                                                 $22.20
                                                                    --------------
                                                                    --------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($383,326,320 / 17,308,699 shares of common stock issued
      and outstanding)                                                      $22.15
                                                                    --------------
                                                                    --------------

    See Notes to Financial Statements                                     13

       Prudential World Fund, Inc.       Prudential International Value Fund
             Statement of Operations (Unaudited)

                                                                      Six Months
                                                                        Ended
                                                                    April 30, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Dividends (net of foreign withholding taxes of $647,307)          $   4,276,969
   Interest                                                              1,362,076
                                                                    --------------
      Total income                                                       5,639,045
                                                                    --------------
Expenses
   Management fee                                                        2,792,687
   Distribution fee--Class A                                                81,661
   Distribution fee--Class B                                               516,110
   Distribution fee--Class C                                                92,121
   Transfer agent's fees and expenses                                      520,000
   Custodian's fees and expenses                                           161,000
   Reports to shareholders                                                  50,000
   Registration fees                                                        40,000
   Legal fees and expenses                                                  22,000
   Audit fees and expenses                                                  17,000
   Directors' fees and expenses                                             15,000
   Miscellaneous                                                             9,933
                                                                    --------------
      Total expenses                                                     4,317,512
                                                                    --------------
Net investment income                                                    1,321,533
                                                                    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN
CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investment transactions                                              34,812,411
   Foreign currency transactions                                        (4,549,417)
                                                                    --------------
                                                                        30,262,994
                                                                    --------------
Net change in unrealized appreciation on:
   Investments                                                          (7,653,691)
   Foreign currencies                                                     (104,628)
                                                                    --------------
                                                                        (7,758,319)
                                                                    --------------
Net gain on investments and foreign currencies                          22,504,675
                                                                    --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  23,826,208
                                                                    --------------
                                                                    --------------

    14                                     See Notes to Financial Statements

       Prudential World Fund, Inc.       Prudential International Value Fund
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months          Year Ended
                                                      Ended           October 31,
                                                 April 30, 2000           1999
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                         $     1,321,533     $    6,286,376
   Net realized gain on investment and
      foreign currency transactions                   30,262,994         24,041,413
   Net change in unrealized appreciation of
      investments and foreign currencies              (7,758,319)        70,216,724
                                                -----------------    --------------
   Net increase in net assets resulting from
      operations                                      23,826,208        100,544,513
                                                -----------------    --------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                           (449,461)          (384,802)
      Class B                                            (45,069)           (50,664)
      Class C                                             (7,949)            (7,740)
      Class Z                                         (3,331,846)        (2,927,028)
                                                -----------------    --------------
                                                      (3,834,325)        (3,370,234)
                                                -----------------    --------------
   Distributions from net realized gains
      Class A                                         (2,879,777)                --
      Class B                                         (4,822,392)                --
      Class C                                           (850,578)                --
      Class Z                                        (16,278,883)                --
                                                -----------------    --------------
                                                     (24,831,630)                --
                                                -----------------    --------------
Series share transactions (net of
   conversions) (Note 6)
   Net proceeds from shares sold                     741,360,970      1,038,865,029
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                   28,429,080          3,360,460
   Cost of shares reacquired                        (733,400,446)    (1,015,931,671)
                                                -----------------    --------------
   Net increase in net assets from Series
      share transactions                              36,389,604         26,293,818
                                                -----------------    --------------
Total increase                                        31,549,857        123,468,097
NET ASSETS
Beginning of period                                  533,448,828        409,980,731
                                                -----------------    --------------
End of period(a)                                 $   564,998,685     $  533,448,828
                                                -----------------    --------------
                                                -----------------    --------------
------------------------------
(a) Includes undistributed net investment
    income of                                    $            --     $    3,562,439
                                                -----------------    --------------
                                                -----------------    --------------

    See Notes to Financial Statements                                     15

       Prudential World Fund, Inc.       Prudential International Value Fund
             Notes to Financial Statements (Unaudited)

      Prudential World Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company and currently consists of three series: Prudential International Value Fund, formerly known as the International Stock Series (the 'Series'), Prudential Global Growth Fund, formerly known as the Global Series and Prudential Jennison International Growth Fund. The Series commenced investment operations in November 1992. The investment objective of the Series is to achieve long-term growth of capital. Income is a secondary objective. The Series seeks to achieve its objective primarily through investment in common stock and preferred stock of foreign companies of all sizes.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

      Securities Valuation:    Securities traded on an exchange (whether
domestic or foreign) and NASDAQ National Market System securities are valued at the last sale price of such exchange system on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day, or at the bid price on such day in the absence of an asked price. Securities for which reliable market quotations are not readily available are valued by the Valuation Committee or Board of Directors in consultation with the manager or subadviser.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      All securities are valued as of 4:15 p.m., New York time.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities - at the closing daily rates of exchange.

      (ii) purchases and sales of investment securities, income and expenses - at the
    16

       Prudential World Fund, Inc.       Prudential International Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Taxes:    For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. Therefore, no federal
                                                                          17

       Prudential World Fund, Inc.       Prudential International Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Reclassification of Capital Accounts:    The Series accounts for and
reports distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gains, and Return of Capital Distributions by Investment Companies. The effect for the Series of applying this statement was to increase distributions in excess of net investment income and increase accumulated net realized gain on investments by $4,549,417 for realized foreign currency losses during the six months ended April 30, 2000. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with Mercator Asset Management, L.P. ('Mercator'), a limited partnership where The Prudential Asset Management Company, Inc. ('PAMCI') is a limited partner. Mercator furnishes investment advisory services in connection with the management of the Series. PIFM pays for the services of the subadviser, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly at an annual rate of 1% of the average daily net assets of the Series. PIFM pays Mercator at an annual rate of .75 of 1% of the Series average daily net assets up to and including $50 million, .60 of 1% of the Series' average daily net assets in excess of $50 million up to and including $300 million and .45 of 1% of the Series' average daily net assets in excess of $300 million.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C
    18

       Prudential World Fund, Inc.       Prudential International Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares respectively, for the six months ended April 30, 2000.

      PIMS has advised the Series that they received approximately $50,300 and $16,200 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended April 30, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that for the six months ended April 30, 2000, they received approximately $170,000 and $3,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIMS, PIFM and PAMCI are wholly owned subsidiaries of The Prudential Insurance Company of America.

      The Series, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2000.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended April 30, 2000, the Series incurred fees of approximately $504,400 for the services of PMFS. As of April 30, 2000 approximately $81,200 such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
                                                                          19

       Prudential World Fund, Inc.       Prudential International Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended April 30, 2000 were $84,302,190 and $81,358,945, respectively.

      The federal income tax basis of the Series' investments as of April 30, 2000 was substantially the same as for financial reporting purposes and accordingly, net unrealized appreciation on investments for federal income tax purposes was $107,761,233 (gross unrealized appreciation--$138,924,873, gross unrealized depreciation--$31,163,640).

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of April 30, 2000, the Series had a 7.6% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Series represents $64,514,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:

      ABN AMRO Incorporated, 5.72%, in the principal amount of $160,000,000, repurchase price $160,076,267, due 5/1/00. The value of the collateral including accrued interest was $163,200,995.

      Bear, Stearns & Co. Inc., 5.72%, in the principal amount of $160,000,000, repurchase price $160,076,267, due 5/1/00. The value of the collateral including accrued interest was $166,727,544.

      Credit Suisse First Boston Corp., 5.75%, in the principal amount of $160,000,000, repurchase price $160,076,667, due 5/1/00. The value of the collateral including accrued interest was $165,506,481.

      Morgan (J.P.) Securities, Inc., 5.72%, in the principal amount of $210,000,000, repurchase price $210,100,100, due 5/1/00. The value of the collateral including accrued interest was $214,200,036.

      Salomon Smith Barney, Inc., 5.65%, in the principal amount of $162,577,000, repurchase price $162,653,547, due 5/1/00. The value of the collateral including accrued interest was $165,893,849.
    20

       Prudential World Fund, Inc.       Prudential International Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 500 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.

      As of April 30, 2000, 43 of the outstanding shares were owned by The Prudential Insurance Company of America.

      Transactions in shares of common stock were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended April 30, 2000:
Shares sold                                                   4,413,908    $  99,272,782
Shares issued in reinvestment of dividends and
  distributions                                                 146,975        3,267,270
Shares reacquired                                            (4,357,218)     (98,429,379)
                                                            -----------    -------------
Net increase in shares outstanding before conversion            203,665        4,110,673
Shares issued upon conversion from Class B                       68,870        1,506,781
                                                            -----------    -------------
Net increase in shares outstanding                              272,535    $   5,617,454
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 1999:
Shares sold                                                   5,231,884    $ 108,850,967
Shares issued in reinvestment of dividends and
  distributions                                                  20,402          378,859
Shares reacquired                                            (5,239,651)    (108,963,225)
                                                            -----------    -------------
Net increase in shares outstanding before conversion             12,635          266,601
Shares issued upon conversion from Class B                      132,844        2,755,379
                                                            -----------    -------------
Net increase in shares outstanding                              145,479    $   3,021,980
                                                            -----------    -------------
                                                            -----------    -------------

                                                                          21

       Prudential World Fund, Inc.       Prudential International Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended April 30, 2000:
Shares sold                                                     674,116    $  15,263,367
Shares issued in reinvestment of dividends and
  distributions                                                 213,209        4,728,969
Shares reacquired                                              (909,616)     (20,611,182)
                                                            -----------    -------------
Net decrease in shares outstanding before conversion            (22,291)        (618,846)
Shares issued upon conversion from Class A                      (69,094)      (1,506,781)
                                                            -----------    -------------
Net decrease in shares outstanding                              (91,385)   $  (2,125,627)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 1999:
Shares sold                                                   1,638,622    $  33,422,346
Shares issued in reinvestment of dividends and
  distributions                                                   2,633           48,820
Shares reacquired                                            (2,127,610)     (43,374,506)
                                                            -----------    -------------
Net decrease in shares outstanding before conversion           (486,355)      (9,903,340)
Shares reacquired upon conversion into Class A                 (133,715)      (2,755,379)
                                                            -----------    -------------
Net decrease in shares outstanding                             (620,070)   $ (12,658,719)
                                                            -----------    -------------
                                                            -----------    -------------
Class C
Six months ended April 30, 2000:
Shares sold                                                     423,728    $   9,507,654
Shares issued in reinvestment of dividends and
  distributions                                                  37,783          838,028
Shares reacquired                                              (474,083)     (10,680,137)
                                                            -----------    -------------
Net decrease in shares outstanding                              (12,572)   $    (334,455)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 1999:
Shares sold                                                   1,059,135    $  21,509,606
Shares issued in reinvestment of dividends and
  distributions                                                     405            7,502
Shares reacquired                                            (1,031,357)     (20,905,913)
                                                            -----------    -------------
Net increase in shares outstanding                               28,183    $     611,195
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Six months ended April 30, 2000:
Shares sold                                                  27,206,934    $ 617,317,167
Shares issued in reinvestment of dividends and
  distributions                                                 880,270       19,594,813
Shares reacquired                                           (26,495,646)    (603,679,748)
                                                            -----------    -------------
Net increase in shares outstanding                            1,591,558    $  33,232,232
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 1999:
Shares sold                                                  42,330,958    $ 875,082,110
Shares issued in reinvestment of dividends and
  distributions                                                 157,357        2,925,279
Shares reacquired                                           (40,619,778)    (842,688,027)
                                                            -----------    -------------
Net increase in shares outstanding                            1,868,537    $  35,319,362
                                                            -----------    -------------
                                                            -----------    -------------

       Prudential World Fund, Inc.       Prudential International Value Fund

       Financial
            Highlights

 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '

       Prudential World Fund, Inc.       Prudential International Value Fund
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  22.42
                                                                      --------
Income from investment operations:
Net investment income gain (loss)                                          .05
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                           .85
                                                                      --------
      Total from investment operations                                     .90
                                                                      --------
Less distributions:
Dividends from net investment income                                      (.17)
Distributions from net realized capital (loss)                           (1.07)
                                                                      --------
      Total distributions                                                (1.24)
                                                                      --------
Net asset value, end of period                                        $  22.08
                                                                      --------
                                                                      --------
TOTAL RETURN(a)                                                           3.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 66,149
Average net assets (000)                                              $ 65,688
Ratios to average net assets:
      Expenses, including distribution fees                               1.53%(b)
      Expenses, excluding distribution fees                               1.28%(b)
      Net investment income gain (loss)                                    .48%(b)
Portfolio turnover rate                                                     16%

------------------------------
(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class A shares.
(d) Figures are actual and are not rounded to the nearest thousand.
(e) Calculated based upon weighted average shares outstanding during the year.
    24                                     See Notes to Financial Statements

       Prudential World Fund, Inc.       Prudential International Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                    Class A
----------------------------------------------------------------------------------------------------------------
                  Year Ended October 31,                       October 1, 1996      September 23, 1996(c)
----------------------------------------------------------         Through                 Through
      1999                 1998               1997(e)          October 31, 1996       September 30, 1996
----------------------------------------------------------------------------------------------------------------
    $  18.33             $  18.24             $  16.59              $16.48                  $16.54
    --------             --------             --------             -------                 -------
         .27                  .27                  .24                (.01)                     --
        3.97                  .40                 1.85                 .12                    (.06)
    --------             --------             --------             -------                 -------
        4.24                  .67                 2.09                 .11                    (.06)
    --------             --------             --------             -------                 -------
        (.15)                (.18)                (.24)                 --                      --
          --                 (.40)                (.20)                 --                      --
    --------             --------             --------             -------                 -------
        (.15)                (.58)                (.44)                 --                      --
    --------             --------             --------             -------                 -------
    $  22.42             $  18.33             $  18.24              $16.59                  $16.48
    --------             --------             --------             -------                 -------
    --------             --------             --------             -------                 -------
       23.30%                3.85%               12.85%                .67%                   (.36)%
    $ 61,036             $ 47,237             $ 36,184              $5,169(d)               $  199(d)
    $ 52,732             $ 44,708             $ 18,779              $2,793(d)               $  199(d)
        1.61%                1.62%                1.75%               2.05%(b)                2.46%(b)
        1.36%                1.37%                1.50%               1.80%(b)                2.21%(b)
        1.35%                1.28%                1.40%              (1.03)%(b)                .75%(b)
          21%                  15%                   9%                  4%                     15%

    See Notes to Financial Statements                                     25

       Prudential World Fund, Inc.       Prudential International Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  22.23
                                                                  ----------------
Income from investment operations:
Net investment income gain (loss)                                         (.03)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                           .86
                                                                  ----------------
      Total from investment operations                                     .83
                                                                  ----------------
Less distributions:
Dividends from net investment income                                      (.01)
Distributions from net realized capital (loss)                           (1.07)
                                                                  ----------------
      Total distributions                                                (1.08)
                                                                  ----------------
Net asset value, end of period                                        $  21.98
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                           3.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 97,921
Average net assets (000)                                              $103,789
Ratios to average net assets:
      Expenses, including distribution fees                               2.28%(b)
      Expenses, excluding distribution fees                               1.28%(b)
      Net investment income gain (loss)                                   (.31)%(b)
Portfolio turnover rate                                                     16%

------------------------------
(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class B shares.
(d) Figures are actual and are not rounded to the nearest thousand.
(e) Calculated based upon weighted average shares outstanding during the year.
    26                                     See Notes to Financial Statements

       Prudential World Fund, Inc.       Prudential International Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                    Class B
----------------------------------------------------------------------------------------------------------------
                  Year Ended October 31,                       October 1, 1996      September 23, 1996(c)
----------------------------------------------------------         Through                 Through
      1999                 1998               1997(e)          October 31, 1996       September 30, 1996
----------------------------------------------------------------------------------------------------------------
    $  18.18             $  18.13             $  16.57              $16.47                  $16.54
----------------         --------             --------             -------                 -------
         .12                  .10                  .12                (.02)                     --
        3.94                  .43                 1.84                 .12                    (.07)
----------------         --------             --------             -------                 -------
        4.06                  .53                 1.96                 .10                    (.07)
----------------         --------             --------             -------                 -------
        (.01)                (.08)                (.20)                 --                      --
          --                 (.40)                (.20)                 --                      --
----------------         --------             --------             -------                 -------
        (.01)                (.48)                (.40)                 --                      --
----------------         --------             --------             -------                 -------
    $  22.23             $  18.18             $  18.13              $16.57                  $16.47
----------------         --------             --------             -------                 -------
----------------         --------             --------             -------                 -------
       22.34%                3.05%               12.04%                .61%                   (.42)%
    $101,043             $ 93,896             $ 87,155              $1,922(d)               $  199(d)
    $ 98,842             $ 98,444             $ 47,584              $  313(d)               $  199(d)
        2.36%                2.37%                2.50%               2.80%(b)                3.21%(b)
        1.36%                1.37%                1.50%               1.80%(b)                2.21%(b)
         .59%                 .53%                 .65%              (1.78)%(b)                  0%(b)
          21%                  15%                   9%                  4%                     15%

    See Notes to Financial Statements                                     27

       Prudential World Fund, Inc.       Prudential International Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  22.23
                                                                      --------
Income from investment operations:
Net investment income gain (loss)                                         (.03)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                           .86
                                                                      --------
      Total from investment operations                                     .83
                                                                      --------
Less distributions:
Dividends from net investment income                                      (.01)
Distributions from net realized (loss)                                   (1.07)
                                                                      --------
      Total distributions                                                (1.08)
                                                                      --------
Net asset value, end of period                                        $  21.98
                                                                      --------
                                                                      --------
TOTAL RETURN(a)                                                           3.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 17,602
Average net assets (000)                                              $ 18,525
Ratios to average net assets:
      Expenses, including distribution fees                               2.28%(b)
      Expenses, excluding distribution fees                               1.28%(b)
      Net investment income gain (loss)                                   (.30)%(b)
Portfolio turnover rate                                                     16%

------------------------------
(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class C shares.
(d) Figures are actual and are not rounded to the nearest thousand.
(e) Calculated based upon weighted average shares outstanding during the year.
    28                                     See Notes to Financial Statements

       Prudential World Fund, Inc.       Prudential International Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                    Class C
----------------------------------------------------------------------------------------------------------------
                  Year Ended October 31,                       October 1, 1996      September 23, 1996(c)
----------------------------------------------------------         Through                 Through
      1999                 1998               1997(e)          October 31, 1996       September 30, 1996
----------------------------------------------------------------------------------------------------------------
    $  18.18             $  18.13             $  16.57              $16.47                  $16.54
    --------             --------             --------             -------                 -------
         .11                  .10                  .12                (.02)                     --
        3.95                  .43                 1.84                 .12                    (.07)
    --------             --------             --------             -------                 -------
        4.06                  .53                 1.96                 .10                    (.07)
    --------             --------             --------             -------                 -------
        (.01)                (.08)                (.20)                 --                      --
          --                 (.40)                (.20)                 --                      --
    --------             --------             --------             -------                 -------
        (.01)                (.48)                (.40)                 --                      --
    --------             --------             --------             -------                 -------
    $  22.23             $  18.18             $  18.13              $16.57                  $16.47
    --------             --------             --------             -------                 -------
    --------             --------             --------             -------                 -------
       22.34%                3.05%               12.04%                .61%                   (.42)%
    $ 18,078             $ 14,271             $ 12,354              $  200(d)               $  199(d)
    $ 15,815             $ 14,345             $  7,473              $  202(d)               $  199(d)
        2.36%                2.37%                2.50%               2.80%(b)                3.21%(b)
        1.36%                1.37%                1.50%               1.80%(b)                2.21%(b)
         .59%                 .53%                 .65%              (1.78)%(b)                  0%(b)
          21%                  15%                   9%                  4%                     15%

    See Notes to Financial Statements                                     29

       Prudential World Fund, Inc.       Prudential International Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                       Class Z
--------------------------------------------------------------------------------------
                                                   Six Months
                                                     Ended           Year Ended
                                                   April 30,         October 31,
                                                      2000              1999
--------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $  22.48          $   18.38
                                                ----------------     -----------
Income from investment operations:
Net investment income gain (loss)                        .07                .31
Net realized and unrealized gain on
   investment and foreign currency
   transactions                                          .89               3.99
                                                ----------------     -----------
   Total from investment operations                      .96               4.30
                                                ----------------     -----------
Less distributions:
Dividends from net investment income                    (.22)              (.20)
Distributions from net realized (loss)                 (1.07)                --
                                                ----------------     -----------
   Total distributions                                 (1.29)              (.20)
                                                ----------------     -----------
Net asset value, end of period                      $  22.15          $   22.48
                                                ----------------     -----------
                                                ----------------     -----------
TOTAL RETURN(a)                                         4.24%             23.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $383,326          $ 353,292
Average net assets (000)                            $382,976          $ 308,917
Ratios to average net assets:
   Expenses, including distribution fees                1.28%(b)           1.36%
   Expenses, excluding distribution fees                1.28%(b)           1.36%
   Net investment income gain (loss)                     .72%(b)           1.59%
Portfolio turnover rate                                   16%                21%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies/recoveries, as applicable.
(b) Annualized.
(c) Net of expense subsidy/recovery.
(d) Calculated based upon weighted average shares outstanding during the year.
    30                                     See Notes to Financial Statements

       Prudential World Fund, Inc.       Prudential International Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                        Class Z
---------------------------------------------------------------------------
 Year Ended October        October 1, 1996      Year Ended September
         31,                   Through                   30,
---------------------        October 31,        ---------------------
  1998       1987(a)            1996              1996         1995
---------------------------------------------------------------------------
$  18.28     $  16.59         $   16.48         $  15.25     $  14.84
--------     --------     -----------------     --------     --------
     .30          .31              (.01)             .22          .18(c)
     .41         1.82               .12             1.20          .66
--------     --------     -----------------     --------     --------
     .71         2.13               .11             1.42          .84
--------     --------     -----------------     --------     --------
    (.21)        (.24)               --             (.19)        (.10)
    (.40)        (.20)               --               --         (.33)
--------     --------     -----------------     --------     --------
    (.61)        (.44)               --             (.19)        (.43)
--------     --------     -----------------     --------     --------
$  18.38     $  18.28         $   16.59         $  16.48     $  15.25
--------     --------     -----------------     --------     --------
--------     --------     -----------------     --------     --------
    4.08%       13.13%              .67%            9.44%        5.95%
$254,577     $237,976         $ 190,428         $188,386     $136,685
$258,322     $219,419         $ 191,228         $161,356     $118,927
    1.37%        1.50%             1.80%(b)         1.61%(c)     1.60%(c)
    1.37%        1.50%             1.80%(b)         1.61%(c)     1.60%(c)
    1.53%        1.65%             (.78)%(b)        1.58%(c)     1.58%(c)
      15%           9%                4%              15%          20%

    See Notes to Financial Statements                                     31

Prudential International Value Fund

Prudential Mutual Fund Family

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your
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Read the prospectus carefully before you invest or
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

www.prudential.com               (800) 225-1852

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

Prudential International Value Fund

Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem.
We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs):
Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches.
These instruments are sensitive to changes in interest rates and homeowner refinancing activity.
They are subject to prepayment and maturity extension risk.

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very suddenly--in response to changes in some
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Discount Rate: The interest rate charged by the
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Federal Funds Rate: The interest rate charged by
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Futures Contract: An agreement to purchase or sell
a specific amount of
a commodity or financial instrument at a set price at a specified date in the future.

www.prudential.com        (800) 225-1852

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold
(converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

Prudential International Value Fund

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk
Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that
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are times when a market sector or asset class will
lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full
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advisor or registered representative will review
your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com           (800) 225-1852

For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Robin B. Smith
Stephen Stoneburn
John R. Strangfeld
Nancy H. Teeters
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Robert C. Rosselot, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Mercator Asset Management, L.P.
2400 East Commercial Boulevard, Suite 810
Fort Lauderdale, FL 33308

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

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One Heritage Drive
North Quincy, MA 02171

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Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Fund Symbols
             NASDAQ    CUSIP
   Class A   PISAX   743969503
   Class B   PISBX   743969602
   Class C   PCISX   743969701
   Class Z   PISZX   743969800

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2000, were not audited and, accordingly, no opinion is expressed on them.

BULK RATE
U.S. POSTAGE
PAID
Permit 6807
New York, NY

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

MF115E4   743969503   743969602   743969701   743969800

(LOGO)  Printed on Recycled Paper

SEMIANNUAL REPORT  APRIL 30, 2000

Prudential
Jennison International Growth Fund

Fund Type Global/International Stock Funds
Objective Long-term growth of capital

(GRAPHIC)

This report is not authorized for
distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

(LOGO)

Build on the Rock

Investment Goals and Style
The Prudential Jennison International Growth Fund
(the Series) seeks long-term growth of capital by investing primarily in stocks of growth companies located outside the United States. We generally invest in about 60 securities of companies whose shares appear attractively valued both absolutely and when compared to the overall market. We look for large- and mid-cap companies that have above-average earnings growth and above-average growth potential over the long term, as well as strong financial and operational characteristics. Special risks are associated with foreign investments, including political, economic and social risks, and potential illiquidity. There can be no assurance that the Series will achieve its investment objective.

Ten Largest Holdings
   Expressed as a percentage of
   net assets as of 4/30/00
   4.5%   DBS Group Holdings Ltd.
      Banks & Financial Services
   4.1   Pearson PLC
      Media & Entertainment
   4.0   Telefonaktiebolaget LM Ericsson AB
      Telecommunications Equipment
   4.0   Sonera Oyj
      Telecommunications Services
   4.0   Granada Group PLC
      Leisure & Tourism
   3.9   VNU N.V.
      Media & Entertainment
   3.8   Vodafone AirTouch PLC
      Telecommunications Services
   3.7   Royal KPN N.V.
      Telecommunications Services
   3.5   Nokia Oyj
      Telecommunications Equipment
   3.3   Infineon Technologies AG
      Semiconductors

Portfolio Composition
   Sectors expressed as a percentage of
net assets as of 4/30/00
      33.4%  Technology
      18.2   Communication Services
      15.9   Consumer Cyclicals
       9.5   Financial Services
       6.1   Healthcare
       3.2   Capital Goods
       2.8   Basic Industries
       2.4   Intermediate Goods & Services
       1.1   Utilities
       1.0   Consumer Staples
       6.4   Cash & Equivalents

Geographic Concentration
   Expressed as a percentage of
net assets as of 4/30/00
      21.8%  United Kingdom
      15.8   Netherlands
       8.3   France
       8.2   Germany
       7.5   Finland
       7.0   Singapore
       5.0   Sweden
       4.7   Hong Kong
      21.7   Other
www.prudential.com   (800) 225-1852

Performance at a Glance

Cumulative Total Returns1                     As of 4/30/00
                           Since Inception2       Since Inception2
                        (Without sales charge)   (With sales charge)
Class A                        -7.90%                 -12.51%
Class B                        -8.00                  -13.00
Class C                        -8.00                   -9.92
Class Z                        -7.80                   -7.80
Lipper International
Fund Avg.3                     -5.60                    N/A

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. Since the Series has been in existence less than one year, no average annual total returns are presented. The
Series charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years.
Class B shares will automatically convert to Class
A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception date: Class A, B, C, and Z, 3/1/2000.

3 Lipper average returns are for all funds in each share class for the since inception period in the International Fund category. The Lipper average is unmanaged. Funds in the international category invest their assets in securities with primary trading markets outside the United States.

(LOGO)                          June 15, 2000

Dear Shareholder,
The Prudential Jennison International Growth Fund opened in the midst of a global downturn of stock prices. Prices were falling in every major market, and falling most in the technology, media, and telecommunications (TMT) groups that the Series currently favors. The Series' Class A shares declined 7.90% between its inception and April 30, 2000--a 12.51% decline to those paying the maximum one-time Class A share sales charge during the period--underperforming the 5.60% drop of the Lipper
International Fund Average.

Stock markets were correcting after a very steep price rise that also had been focused in TMT. We think investors like the long-term earnings growth potential of TMT stocks, but are concerned about share prices and rising interest rates. However, as noted in the Investment Adviser's Report, our management team is enthusiastic about the long-term prospects for these growth industries. Therefore, our plan is for the Series to remain fully invested, except for a prudent cash balance.

Markets can move very rapidly, and small errors in market timing can cause an investor to miss the greater part of a rally. We think the best strategy is to invest systematically in a diversified portfolio of good mutual funds, and to have a suitable time horizon for your stock investments.
Investors who already have a portfolio of U.S.
stocks may find the Prudential Jennison
International Growth Fund a good diversifier.

Yours sincerely,

John R. Strangfeld, President
Prudential Jennison International Growth Fund
www.prudential.com       (800) 225-1852

Semiannual Report   April 30, 2000

Investment Adviser's Report
Although the global decline in share prices since the inception of the Prudential Jennison
International Growth Fund might lead one to think otherwise, this is a promising time for international stock investing. The U.S. economy remains strong, and is absorbing a record level of imports from the rest of the world. Whereas the United States has just been through an extraordinary decade of economic growth and share price appreciation, other countries are just starting along the path of corporate restructuring and large improvements in productivity.

The Prudential Jennison International Growth Fund usually expects to be invested in 10 to 15 countries. Its 10 largest holdings represented investment in seven different countries at the end of the reporting period.

Europe is in the midst of a large-scale economic restructuring, aided by the adoption of a common currency (the euro) and the reduction of many other internal trade barriers. Companies are merging and acquiring others in order to build Continent-wide, or global, presences. The GDP growth rates in countries such as Belgium, the Netherlands, and Spain already are high, but not at the unsustainable levels the United States has touched.
Other more sluggish economies--such as Germany, France, and Italy--are accelerating their growth.
The undervalued euro is a stimulant to further growth, and should the undervaluation correct, returns on euro-denominated shares would be enhanced for U.S.-based investors. Nine of our 10 largest holdings at period end, comprising 34.3% of our net assets, were in Europe.

In Asia, the financial crisis of 1997-1998 provoked some needed reforms. Although we find the earnings growth of Japanese firms unattractive compared with opportunities elsewhere and their share prices too high given the earnings prospects, any upturn in economic growth in Japan should have a positive impact on its imports from Southeast Asia. The economic environment in Japan remains decidedly mixed. We are currently visiting with a

Prudential Jennison International Growth Fund

Holdings expressed as a percentage of the Fund's net assets

Comments on Largest Holdings  As of 4/30/00
4.5%   DBS Group Holdings Ltd. (Singapore)/Banking &
Financial Services
Formerly the Development Bank of Singapore, DBS is the dominant bank in Singapore.
It is run by a former JP Morgan executive who is radically restructuring the Group.
We estimate return on equity to reach 15% by the end of next year. We anticipate that earnings should grow by more than 20% per year for several years as DBS expands throughout Southeast Asia.

4.1%   Pearson PLC (United Kingdom)/Media &
Entertainment
Pearson is a global media company that is rapidly developing electronic distribution channels for its educational, entertainment, and business content.
It owns Simon & Schuster educational publishing,
50% of The Economist, and the Financial Times
Group, among other enterprises. We expect 18% per year compound annual earnings growth.

4.0%   Ericsson AB (Sweden)/Telecommunications
Equipment
Ericsson is the global leader in wireless telecommunications infrastructure systems and equipment. Over the next three to five years, the rollout of third generation wireless technology should generate immense capital spending, which we believe could drive Ericsson's earnings growth above 30% per year.

4.0%   Sonera Oyj (Finland)/Telecommunications
Services
Sonera is Finland's leading provider of mobile telecommunications services. Finland's 65% mobile phone penetration makes it an ideal proving ground for new data services and technology. Through subsidiaries, Sonera is introducing wireless encryption and Internet portals for mobile devices.
We expect that Sonera's attractive Finnish market and its technology will make it a very desirable partner to other European operators.

4.0%   Granada Group PLC (United Kingdom)/Leisure &
Tourism
Granada Group combines Britain's leading television entertainment company with its largest hospitality
(catering, restaurants, hotels) conglomerate. Its management has done a superb job, producing double-digit earnings gains in each of the past eight years. We continue to forecast low double-digit earnings growth.

Holdings are subject to change.

www.prudential.com              (800) 225-1852

Semiannual Report   April 30, 2000

number of candidates there as well as in Southeast
Asia. However, our Asian investments at period end were in Singapore, Hong Kong, and Australia.

TMT around the globe
Stock performance recently has been dominated by industry factors rather than country issues. TMT stocks around the world have tended to rise and fall together. Share prices per dollar of company earnings had become somewhat high compared with those in other industries, and the period since the inception of the Series saw a global correction.
Nonetheless, we believe these sectors have tremendous long-term growth potential. Global communications, Internet services, and Internet commerce are the growth industries of our time. We are focusing on the companies that build the infrastructure and that carry the traffic. Aside from the companies described in Comments on Largest
Holdings, we have substantial positions in telecommunications service providers KPN
(Netherlands) and Vodafone AirTouch (United
Kingdom) and equipment manufacturer Nokia
(Finland). We also have significant positions in the software and related services, electronic components, and semiconductor devices industries.

Other growth companies
Although we think highly of the prospects for the TMT sectors, slightly less than half of our holdings are there. We have smaller positions in pharmaceutical companies such as Aventis (France), financial services such as MLP (Germany) and Banca
Fideuram (Italy), as well as DBS Group (Singapore), which is described in Comments on Largest Holdings.

Our performance
Slightly over one month's return is, of course, much too brief a time to draw any conclusions about a portfolio of stocks. However, the Series' fiscal calendar requires an assessment as of April 30. Our performance over the time since inception was supported in part by exceptionally large returns on the stocks of a few small companies such as Infineon Technologies and Bookham Technology. Both of these technology firms more than doubled in

Prudential Jennison International Growth Fund

Semiannual Report   April 30, 2000

the short time span. Among the larger firms in our portfolio, and our larger holdings, DBS Group, Aventis, and Brambles had substantial gains. Our overall return was negative largely because telecommunications services stocks--such as Sonera,
Cable & Wireless, Vodafone AirTouch, and
Telefonica--fell sharply. Software and consulting firms such as Cap Gemini and SAP also were strongly out of favor. We believe this was at worst a correction of prices that had jumped somewhat ahead of earnings growth. These are strong companies, and we expect their stocks to return to favor.

Looking ahead
The extraordinarily high volatility in the equity markets makes predictions for the next few months even more risky than usual, but our portfolio focuses on companies with rising earnings and revenue growth and exceptional managements. We look for companies with earnings growing at least 15% to 20% a year. With the global economy on the upswing, we believe the longer-term outlook for these stocks is very good.

Prudential Jennison International Growth Fund
Management Team

Prudential Jennison International Growth Fund

Financial
   Statements

       Prudential World Fund, Inc.      Prudential Jennison International
                                          Growth Fund
             Portfolio of Investments as of April 30, 2000 (Unaudited)

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  93.6%
Common Stocks
-------------------------------------------------------------------------------------
Australia  3.1%
     262,505   Brambles Industries Ltd.                               $    7,383,008
     251,154   News Corporation Ltd.                                       3,186,898
                                                                      --------------
                                                                          10,569,906
-------------------------------------------------------------------------------------
Finland  7.5%
     205,720   Nokia Oyj                                                  11,828,882
     247,860   Sonera Oyj                                                 13,664,685
                                                                      --------------
                                                                          25,493,567
-------------------------------------------------------------------------------------
France  8.3%
     120,200   Aventis SA(a)                                               6,626,705
      40,353   Cap Gemini SA(a)                                            7,942,686
     157,200   Sanofi-Synthelabo SA                                        5,880,355
       5,897   Societe Television Francaise 1                              4,046,354
      39,300   Vivendi                                                     3,896,362
                                                                      --------------
                                                                          28,392,462
-------------------------------------------------------------------------------------
Germany  8.2%
      29,900   Epcos AG(a)                                                 4,223,191
     164,000   Infineon Technologies AG(a)                                11,320,466
       9,301   Marschollek, Lautenschlaeger und Partner AG                 3,305,461
      13,063   SAP AG                                                      6,142,292
      38,500   SGL Carbon AG(a)                                            2,981,716
                                                                      --------------
                                                                          27,973,126
-------------------------------------------------------------------------------------
Hong Kong  4.7%
   1,008,000   Johnson Electric Holdings Ltd.                              8,088,347
   2,070,000   Li & Fung Ltd.                                              8,079,104
                                                                      --------------
                                                                          16,167,451
-------------------------------------------------------------------------------------
Italy  3.1%
     278,600   Banca Fideuram SpA                                          4,163,540
     669,000   Telecom Italia SpA                                          6,401,080
                                                                      --------------
                                                                          10,564,620

    8                                      See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Jennison International
                                            Growth Fund
             Portfolio of Investments as of April 30, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Mexico  3.8%
     100,200   Grupo Televisa S.A. (GDR)(a)                           $    6,356,438
   2,032,000   Kimberly-Clark de Mexico S.A. de C.V.                       6,540,761
                                                                      --------------
                                                                          12,897,199
-------------------------------------------------------------------------------------
Netherlands  15.8%
     115,000   ASM International N.V.(a)                                   3,967,500
     105,000   ASM Lithography Holding N.V.(a)                             4,114,296
      96,660   Getronics N.V.                                              5,778,145
      38,260   Gucci Group N.V.                                            3,408,000
     125,020   Royal KPN N.V.                                             12,628,536
     158,040   Royal Philips Electronics N.V.                              7,066,769
     100,000   United Pan-Europe Communications N.V.(a)                    3,647,736
     249,800   VNU N.V.                                                   13,396,049
                                                                      --------------
                                                                          54,007,031
-------------------------------------------------------------------------------------
Singapore  7.0%
   1,180,000   Datacraft Asia Ltd.(a)                                      8,850,000
   1,109,000   DBS Group Holdings Ltd.                                    15,263,503
                                                                      --------------
                                                                          24,113,503
-------------------------------------------------------------------------------------
Spain  2.8%
     462,800   Banco Bilbao Vizcaya Argentaria SA                          6,325,902
     152,200   Telefonica SA(a)                                            3,395,188
                                                                      --------------
                                                                           9,721,090
-------------------------------------------------------------------------------------
Sweden  5.0%
      70,000   Skandia Forsakrings AB                                      3,354,292
     155,440   Telefonaktiebolaget LM Ericsson AB                         13,837,785
                                                                      --------------
                                                                          17,192,077
-------------------------------------------------------------------------------------
Switzerland  2.5%
       1,810   Ares-Serono Group                                           5,570,526
         294   Roche Holding AG                                            3,077,603
                                                                      --------------
                                                                           8,648,129

    See Notes to Financial Statements                                      9

       Prudential World Fund, Inc.      Prudential Jennison International
                                            Growth Fund
             Portfolio of Investments as of April 30, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
United Kingdom  21.8%
     145,000   Bookham Technology PLC(a)                              $    6,636,711
       1,000   Bookham Technology PLC (ADR)(a)                                52,000
     586,700   Cable & Wireless PLC                                        9,786,611
   1,372,000   Granada Group PLC                                          13,525,512
   2,256,500   Invensys PLC                                               10,946,016
     115,200   Logica PLC                                                  3,506,155
     410,500   Pearson PLC                                                13,958,281
     293,000   Smiths Industries PLC                                       3,450,845
   2,790,300   Vodafone Airtouch PLC                                      12,836,815
                                                                      --------------
                                                                          74,698,946
                                                                      --------------
               Total common stocks (cost $348,246,689)                   320,439,107
                                                                      --------------
SHORT-TERM INVESTMENT  5.2%
Principal
Amount
(000)
-------------------------------------------------------------------------------------
Repurchase Agreement
$     17,813   Joint Repurchase Agreement Account,
                5.712%, 5/1/00 (cost $17,813,000; Note 5)                 17,813,000
                                                                      --------------
               Total investments  98.8% (cost $366,059,689; Note 4)      338,252,107
               Other assets in excess of liabilities  1.2%                 4,157,231
                                                                      --------------
               Net Assets  100%                                       $  342,409,338

--------------------------------------------------------------------------------
(a) Non-income producing security.
ADR--American Depository Receipt.
GDR--Global Depository Receipt.
    10                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Jennison International
                                            Growth Fund
             Portfolio of Investments as of April 30, 2000 (Unaudited) Cont'd. The industry classification of portfolio holdings shown as a percentage of net assets as of April 30, 2000 was as follows:

Telecommunication Services................................................   18.2%
Media & Entertainment.....................................................   12.0
Telecommunications Equipment..............................................   10.1
Banks & Financial Services................................................    8.5
Computer Software & Services..............................................    6.8
Electronics...............................................................    5.7
Semiconductors............................................................    5.7
Pharmaceuticals...........................................................    4.5
Leisure & Tourism.........................................................    3.9
Engineering & Equipment...................................................    3.2
Exporting/Importing.......................................................    2.4
Conglomerates.............................................................    2.2
Fiber Optics..............................................................    1.9
Paper & Forest Products...................................................    1.9
Biotechnology.............................................................    1.6
Utilities.................................................................    1.1
Apparel...................................................................    1.0
Diversified Manufacturing.................................................    1.0
Insurance.................................................................    1.0
Chemicals.................................................................    0.9
Repurchase Agreements.....................................................    5.2
                                                                            -----
                                                                             98.8
Other assets in excess of liabilities.....................................    1.2
                                                                            -----
                                                                            100.0%
                                                                            -----
                                                                            -----

    See Notes to Financial Statements                                     11

       Prudential World Fund, Inc.      Prudential Jennison International
                                            Growth Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                    April 30, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $366,059,689)                            $ 338,252,107
Foreign currency, at value (cost $612,893)                                 589,844
Receivable for investments sold                                         10,050,885
Receivable for Series shares sold                                        1,671,040
Interest and dividends receivable                                          237,304
Deferred expenses and other assets                                         171,863
                                                                    --------------
      Total assets                                                     350,973,043
                                                                    --------------
LIABILITIES
Payable for investments purchased                                        7,237,221
Payable for Series shares reacquired                                       591,025
Accrued expenses and other liabilities                                     304,387
Management fee payable                                                     229,208
Distribution fee payable                                                   201,864
                                                                    --------------
      Total liabilities                                                  8,563,705
                                                                    --------------
NET ASSETS                                                           $ 342,409,338
                                                                    --------------
                                                                    --------------
Net assets were comprised of:
   Common stock, at par                                              $     371,972
   Paid-in capital in excess of par                                    369,655,663
                                                                    --------------
                                                                       370,027,635
   Undistributed net investment income                                     391,296
   Accumulated net realized loss on investments                           (164,595)
   Net unrealized depreciation on investments and foreign
      currencies                                                       (27,844,998)
                                                                    --------------
Net assets, April 30, 2000                                           $ 342,409,338
                                                                    --------------
                                                                    --------------

    12                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Jennison International
                                            Growth Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                    April 30, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($88,673,681 /
      9,624,445 shares of common stock issued and outstanding)               $9.21
   Maximum sales charge (5% of offering price)                                 .48
                                                                    --------------
   Maximum offering price to public                                          $9.69
                                                                    --------------
                                                                    --------------
Class B:
   Net asset value, offering price and redemption price per share
      ($149,740,630 / 16,273,811 shares of common stock issued
      and outstanding)                                                       $9.20
                                                                    --------------
                                                                    --------------
Class C:
   Net asset value and redemption price per share ($82,052,352 /
      8,917,831 shares of common stock issued and outstanding)               $9.20
   Sales charge (1% of offering price)                                         .09
                                                                    --------------
   Offering price to public                                                  $9.29
                                                                    --------------
                                                                    --------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($21,942,675 / 2,381,076 shares of common stock issued and
      outstanding)                                                           $9.22
                                                                    --------------
                                                                    --------------

    See Notes to Financial Statements                                     13

       Prudential World Fund, Inc.      Prudential Jennison International
                                            Growth Fund
             Statement of Operations (Unaudited)

                                                                  March 1, 2000(a)
                                                                      Through
                                                                   April 30, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Dividends                                                        $    705,650
   Interest                                                              823,281
   Less: Foreign withholding taxes                                       (88,896)
                                                                  ----------------
      Total income                                                     1,440,035
                                                                  ----------------
Expenses
   Management fee                                                        460,073
   Distribution fee--Class A                                              36,073
   Distribution fee--Class B                                             233,251
   Distribution fee--Class C                                             134,283
   Custodian's fees and expenses                                          55,000
   Transfer agent's fees and expenses                                     35,000
   Amortization of offering cost                                          33,000
   Organizational cost                                                    19,000
   Reports to shareholders                                                18,000
   Audit fees and expenses                                                 9,000
   Legal fees and expenses                                                 4,000
   Directors' fees and expenses                                            4,000
   Miscellaneous                                                           8,059
                                                                  ----------------
      Total expenses                                                   1,048,739
                                                                  ----------------
Net investment income                                                    391,296
                                                                  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investment transactions                                               207,750
   Foreign currency transactions                                        (372,345)
                                                                  ----------------
                                                                        (164,595)
                                                                  ----------------
Net change in unrealized depreciation on:
   Investments                                                       (27,838,054)
   Foreign currencies                                                     (6,944)
                                                                  ----------------
                                                                     (27,844,998)
                                                                  ----------------
Net loss on investments and foreign currencies                       (28,009,593)
                                                                  ----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(27,618,297)
                                                                  ----------------
                                                                  ----------------
---------------
(a) Commencement of investment operations.

    14                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Jennison International
                                            Growth Fund
             Statement of Changes in Net Assets (Unaudited)

                                                                 March 1, 2000(b)
                                                                     Through
                                                                  April 30, 2000
---------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations
   Net investment income                                           $    391,296
   Net realized loss on investment and foreign currency
      transactions                                                     (164,595)
   Net change in unrealized depreciation of investments and
      foreign currencies                                            (27,844,998)
                                                                 ----------------
   Net decrease in net assets resulting from operations             (27,618,297)
                                                                 ----------------
Series share transactions (net of conversions) (Note 6)
   Net proceeds from shares sold                                    391,409,445
   Cost of shares reacquired                                        (21,381,810)
                                                                 ----------------
   Net increase in net assets from Series share transactions        370,027,635
                                                                 ----------------
Total increase                                                      342,409,338
NET ASSETS
Beginning of period                                                          --
                                                                 ----------------
End of period(a)                                                   $342,409,338
                                                                 ----------------
                                                                 ----------------
------------------------------
(a) Includes undistributed net investment income of:               $    391,296
                                                                 ----------------   ---
(b) Commencement of investment operations.

    See Notes to Financial Statements                                     15

       Prudential World Fund, Inc.      Prudential Jennison International
                                            Growth Fund
             Notes to Financial Statements (Unaudited)

      Prudential World Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company and currently consists of three series: Prudential International Value Fund, Prudential Global Growth Fund and the Prudential Jennison International Growth Fund (the 'Series'). The Series commenced investment operations in March 2000. The investment objective of the Series is to achieve long-term growth of capital. The Series seeks to achieve its objective primarily through investment in equity-related securities of foreign issuers.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

      Securities Valuation:    Securities traded on an exchange (whether
domestic or foreign) and NASDAQ National Market System securities are valued at the last sale price of such exchange system on the day of valuation or, if there was no sale on such day, the mean between the last bid and asked prices on such day, or at the bid price on such day in the absence of an asked price. Securities for which reliable market quotations are not readily available are valued by the Valuation Committee or Board of Directors in consultation with the manager or subadviser.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      All securities are valued as of 4:15 p.m., New York time.
    16

       Prudential World Fund, Inc.      Prudential Jennison International
                                            Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities - at the closing daily rates of exchange.

      (ii) purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized and unrealized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual
                                                                          17

       Prudential World Fund, Inc.      Prudential Jennison International
                                            Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Taxes:    For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent of the Series to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital and currency gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to a subadvisory agreement between PIFM and Jennison Associates LLC ('Jennison'), Jennison furnishes investment advisory services in connection with the management of the Series. Under the subadvisory agreement, Jennison, subject to the supervision of PIFM, is responsible for managing the assets of the Series in accordance with its investment objective and policies.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .85 of 1% of the average daily net assets of the Series up to and including $300 million, .75 of 1% of the average daily net assets in excess of $300 million up to and including $1.5 billion and .70 of 1% of the Series' average daily assets over $1.5 billion. PIFM pays Jennison a subadvisory fee at an annual rate of .60 of 1% of the average daily net assets of the Series up to and including $300 million, .50 of 1% of the average daily net assets in excess of $300 million up to and including $1.5 billion and .45 of 1% of the Series' average and daily net assets over $1.5 billion. PIFM also pays the cost of compensation of officers and employees of the
    18

       Prudential World Fund, Inc.      Prudential Jennison International
                                            Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares respectively, for the period ended April 30, 2000.

      PIMS has advised the Series that they received approximately $2,195,000 and $890,000 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the period ended April 30, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that for the period ended April 30, 2000, they received approximately $39,000 and $16,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIMS, PIFM and Jennison are wholly owned subsidiaries of The Prudential Insurance Company of America.

      The Series, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the period ended April 30, 2000.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the period ended April 30, 2000, the
                                                                          19

       Prudential World Fund, Inc.      Prudential Jennison International
                                            Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Series incurred fees of approximately $32,300 for the services of PMFS. As of April 30, 2000, approximately $32,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the period ended April 30, 2000 were $383,371,238 and $35,319,383, respectively.

      The cost basis of investments for federal income tax purposes at April 30, 2000 was $366,755,300 and accordingly, net unrealized depreciation of investments for federal income tax purposes was $28,506,193 (gross unrealized appreciation--$18,122,745; gross unrealized depreciation--$46,628,938).

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of April 30, 2000, the Series had a 2.09% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Series represents $17,813,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:

      ABN AMRO Inc., 5.72%, in the principal amount of $160,000,000, repurchase price $160,076,267, due 5/1/00. The value of the collateral including accrued interest was $163,200,995.

      Bear, Stearns & Co. Inc., 5.72%, in the principal amount of $160,000,000, repurchase price $160,076,267, due 5/1/00. The value of the collateral including accrued interest was $166,727,544.

      Credit Suisse First Boston Corp., 5.75%, in the principal amount of $160,000,000, repurchase price $160,076,667, due 5/1/00. The value of the collateral including accrued interest was $165,506,481.

      Morgan (J.P.) Securities, Inc., 5.72%, in the principal amount of $210,000,000, repurchase price $210,100,100, due 5/1/00. The value of the collateral including accrued interest was $214,200,036.

      Salomon Smith Barney, Inc., 5.65%, in the principal amount of $162,577,000, repurchase price $162,653,547, due 5/1/00. The value of the collateral including accrued interest was $165,893,849.
    20

       Prudential World Fund, Inc.      Prudential Jennison International
                                            Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 500 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.

      Transactions in shares of common stock were as follows:

Class A                                                        Shares         Amount
-----------------------------------------------------------  ----------    ------------
March 1, 2000(a) through April 30, 2000:
Shares sold                                                  11,060,072    $109,699,330
Shares reacquired                                            (1,437,559)    (13,940,706)
                                                             ----------    ------------
Net increase in shares outstanding before conversion          9,622,513      95,758,624
Shares issued upon conversion from Class B                        1,932          19,647
                                                             ----------    ------------
Net increase in shares outstanding                            9,624,445    $ 95,778,271
                                                             ----------    ------------
                                                             ----------    ------------
Class B
-----------------------------------------------------------
March 1, 2000(a) through April 30, 2000:
Shares sold                                                  16,578,746    $164,470,907
Shares reacquired                                              (303,001)     (2,863,173)
                                                             ----------    ------------
Net increase in shares outstanding before conversion         16,275,745     161,607,734
Shares reacquired upon conversion into Class A                   (1,934)        (19,647)
                                                             ----------    ------------
Net increase in shares outstanding                           16,273,811    $161,588,087
                                                             ----------    ------------
                                                             ----------    ------------
---------------
(a) Commencement of investment operations.

                                                                          21

       Prudential World Fund, Inc.      Prudential Jennison International
                                            Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                        Shares         Amount
-----------------------------------------------------------  ----------    ------------
March 1, 2000(a) through April 30, 2000:
Shares sold                                                   9,172,856    $ 91,293,963
Shares reacquired                                              (255,025)     (2,409,687)
                                                             ----------    ------------
Net increase in shares outstanding                            8,917,831    $ 88,884,276
                                                             ----------    ------------
                                                             ----------    ------------
Class Z
-----------------------------------------------------------
March 1, 2000(a) through April 30, 2000:
Shares sold                                                   2,610,766    $ 25,945,245
Shares reacquired                                              (229,690)     (2,168,244)
                                                             ----------    ------------
Net increase in shares outstanding                            2,381,076    $ 23,777,001
                                                             ----------    ------------
                                                             ----------    ------------

---------------
(a) Commencement of investment operations.
    22

       Prudential World Fund, Inc.      Prudential Jennison International Growth
             Financial
                 Highlights

' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
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' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '

       Prudential World Fund, Inc.      Prudential Jennison International
                                           Growth Fund
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  March 1, 2000(a)
                                                                      Through
                                                                   April 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  10.00
                                                                      --------
Income from investment operations:
Net investment income                                                     0.02
Net realized and unrealized loss on investment and foreign
   currency transactions                                                 (0.81)
                                                                      --------
      Total from investment operations                                   (0.79)
                                                                      --------
Net asset value, end of period                                        $   9.21
                                                                      --------
                                                                      --------
TOTAL RETURN(b)                                                          (7.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 88,674
Average net assets (000)                                              $ 88,018
Ratios to average net assets(c):
   Expenses, including distribution fees                                  1.43%
   Expenses, excluding distribution fees                                  1.18%
   Net investment income                                                  1.22%
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                  11%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
    24                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Jennison International
                                           Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                  ----------------
                                                                  March 1, 2000(a)
                                                                      Through
                                                                   April 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  10.00
                                                                  ----------------
Income from investment operations:
Net investment income                                                     0.01
Net realized and unrealized loss on investment and foreign
   currency transactions                                                 (0.81)
                                                                  ----------------
      Total from investment operations                                   (0.80)
                                                                  ----------------
Net asset value, end of period                                        $   9.20
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(b)                                                          (8.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $149,741
Average net assets (000)                                              $142,283
Ratios to average net assets(c):
   Expenses, including distribution fees                                  2.18%
   Expenses, excluding distribution fees                                  1.18%
   Net investment income                                                  0.43%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
    See Notes to Financial Statements                                     25

       Prudential World Fund, Inc.      Prudential Jennison International
                                           Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                  March 1, 2000(a)
                                                                      Through
                                                                   April 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  10.00
                                                                  ----------------
Income from investment operations
Net investment income                                                     0.01
Net realized and unrealized loss on investment and foreign
   currency transactions                                                 (0.81)
                                                                  ----------------
      Total from investment operations                                   (0.80)
                                                                  ----------------
Net asset value, end of period                                        $   9.20
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(b)                                                          (8.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 82,052
Average net assets (000)                                              $ 81,913
Ratios to average net assets(c):
   Expenses, including distribution fees                                  2.18%
   Expenses, excluding distribution fees                                  1.18%
   Net investment income                                                  0.47%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
    26                                     See Notes to Financial Statements

       Prudential World Fund, Inc.      Prudential Jennison International
                                           Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  March 1, 2000(a)
                                                                      Through
                                                                   April 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  10.00
                                                                  ----------------
Income from investment operations:
Net investment income                                                     0.02
Net realized and unrealized loss on investment and foreign
   currency transactions                                                 (0.80)
                                                                  ----------------
   Total from investment operations                                      (0.78)
                                                                  ----------------
Net asset value, end of period                                        $   9.22
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(b)                                                          (7.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 21,943
Average net assets (000)                                              $ 21,979
Ratios to average net assets(c):
   Expenses, including distribution fees                                  1.18%
   Expenses, excluding distribution fees                                  1.18%
   Net investment income                                                  1.46%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
    See Notes to Financial Statements                                     27

Prudential Jennison International Growth Fund

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk
Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com                 (800) 225-1852

For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Robin B. Smith
Stephen Stoneburn
John R. Strangfeld
Nancy H. Teeters
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Robert C. Rosselot, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Fund Symbols
             NASDAQ    CUSIP
   Class A   PJRAX   743969859
   Class B   PJRBX   743969867
   Class C   PJRCX   743969875
   Class Z    N/A    743969883

The accompanying financial statements as of April 30, 2000, were not audited and, accordingly, no opinion is expressed on them.

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Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

MF190E2   743969859   743969867   743969875   743969883

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